ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year Ended December 31, 2023

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2023, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023 by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 19, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series II Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series II Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Equity and Income Fund-Series I Shares

Invesco V.I. EQV International Equity Fund-Series II Shares

Invesco V.I. Global Fund-Series II Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities-Fund Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series II Shares

Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

Invesco V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of operations for the period from January 1, 2023 to July 28, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation) and the year ended December 31, 2022.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

Cincinnati, OH

April 26, 2021

Appendix

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco Oppenheimer V.I. Global Fund-Series II Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities Fund-Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. International Growth Fund-Series II Shares

Invesco V.I. Managed Volatility Fund-Series II Shares

Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. - Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

Discovery Portfolio - Class I

U.S. Real Estate Portfolio - Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

PIMCO Total Return Portfolio - Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2023

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	41,961.460	$583,086	$617,253
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	328,041.570	4,899,052	4,586,021
Invesco V.I. Capital Appreciation Fund-Series II Shares	191,039.401	8,888,004	8,527,999
Invesco V.I. Comstock Fund-Series I Shares	298,451.767	5,207,995	5,870,546
Invesco V.I. Conservative Balanced Fund-Series II Shares	55,712.563	819,801	840,703
Invesco V.I. Core Equity Fund-Series I Shares	18,446.583	568,974	540,300
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	85,242.439	5,473,199	4,603,944
Invesco V.I. Diversified Dividend Fund-Series I Shares	15,860.674	401,771	384,463
Invesco V.I. Equity and Income Fund-Series II Shares	48,893.904	920,678	799,904
Invesco V.I. EQV International Equity Fund-Series II Shares	61,971.997	2,112,385	2,074,203
Invesco V.I. Global Fund-Series II Shares	143,088.788	5,417,285	5,079,652
Invesco V.I. Global Real Estate Fund-Series II Shares	229,875.295	3,574,508	3,137,798
Invesco V.I. Government Securities Fund-Series II Shares	43,956.482	487,509	449,675
Invesco V.I. Health Care Fund-Series I Shares	33,548.067	939,843	869,230
Invesco V.I. Main Street Fund®-Series II Shares	203,753.278	4,163,258	3,620,696
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	207,564.050	1,970,702	1,949,026
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	167,561.835	3,926,302	4,406,876
Invesco V.I. Small Cap Equity Fund-Series I Shares	227,902.711	4,029,108	3,919,927
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	911,052.668	9,770,929	9,465,837
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	218,982.957	2,374,401	2,170,121
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,738,880.022	19,103,142	19,718,899
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	425,392.866	4,474,314	4,190,120
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	155,009.060	2,207,255	2,204,229
VP Large Company Value Fund-Class II	337,198.821	5,247,642	6,103,299
VP Mid Cap Value Fund-Class II	259,091.421	5,208,770	5,044,510
VP Ultra® Fund-Class II	12,807.931	299,563	315,844
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	17,828.241	333,524	330,892
Technology Growth Portfolio-Initial Shares	25,129.975	663,196	703,891
BNY Mellon Stock Index Fund, Inc. - Service Shares	409,026.643	21,487,122	28,333,276
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	35,435.854	1,306,787	1,561,658
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	22,814.060	828,469	782,066
Government Money Market Portfolio	2,604,750.422	2,604,750	2,604,750
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	76,609.792	1,286,385	1,496,955
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,154,448.182	8,492,188	7,203,757
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	13,249.938	185,890	200,207
DWS Small Mid Cap Value VIP-Class B	26,739.249	351,472	370,606
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	89,021.396	1,531,953	1,636,213
Franklin Mutual Shares VIP Fund -Class 2	92,359.636	1,561,481	1,415,873
Franklin Small Cap Value VIP Fund -Class 2	97,175.626	1,177,833	1,289,521
Franklin U.S. Government Securities VIP Fund -Class 2	85,269.763	992,367	883,395
Templeton Foreign VIP Fund -Class 2	249,969.497	3,244,852	3,559,566
Templeton Global Bond VIP Fund -Class 2	141,887.307	2,080,478	1,821,833
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	157,531.464	6,103,073	7,569,387
Janus Henderson VIT Enterprise Portfolio-Service Shares	96,878.583	6,649,199	6,623,589
Janus Henderson VIT Global Research Portfolio-Service Shares	2,515.345	104,361	148,456
Janus Henderson VIT Overseas Portfolio-Service Shares	222,790.836	6,261,730	8,929,457
Janus Henderson VIT Research Portfolio-Service Shares	105,436.669	3,834,970	4,540,103
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	466,447.531	4,028,567	2,140,994
U.S. Real Estate Portfolio - Class I	165,722.677	2,733,021	2,409,608
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	12,172.322	294,549	278,990
Sustainable Equity Portfolio-Class S	68,713.177	1,840,985	2,301,204
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	412,663.919	3,145,778	2,962,927
PIMCO Real Return Portfolio - Administrative Class	324,610.832	4,034,912	3,755,747
PIMCO Total Return Portfolio - Administrative Class	1,101,163.148	11,752,149	10,108,678
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21,718.384	317,846	368,561
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	114,094.988	2,086,984	1,955,588

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	976.416	$6.918511	$6,755
AB International Value Portfolio - Class B - 1.75% series contract	9.171	6.970277	64
AB International Value Portfolio - Class B - 1.65% series contract	9.177	7.082447	65
AB International Value Portfolio - Class B - 1.55% series contract	4,862.923	7.196004	34,994
AB International Value Portfolio - Class B - 1.50% series contract	1,114.121	7.257175	8,085
AB International Value Portfolio - Class B - 1.45% series contract	2,154.004	7.311423	15,749
AB International Value Portfolio - Class B - 1.25% series contract	71,444.244	7.547872	539,252
AB International Value Portfolio - Class B - 1.00% series contract	1,564.804	7.853301	12,289
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,485.157	25.287285	37,554
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.132	25.476205	233
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	50.862354	15,460
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	3,794.099	25.886248	98,215
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,756.066	51.416712	193,125
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,180.210	26.301280	83,644
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	2,538.482	26.524781	67,333
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	858.682	26.722966	22,947
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	39,671.027	54.282018	2,153,423
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	68,061.547	27.586875	1,877,605
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,271.027	28.702701	36,482
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	964.743	27.610078	26,637
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,046.017	28.507292	58,326
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	30.690	28.720267	881
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.690	44.348761	3,401
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,764.650	29.182357	168,226
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	965.942	44.832000	43,305
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	9,900.778	29.650247	293,561
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	2,857.754	29.902114	85,453
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,405.698	30.125435	102,598
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	24,670.404	47.330283	1,167,657
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	202,583.982	31.099268	6,300,214
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,583.618	32.356946	277,740
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,948.698	26.501593	104,647
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	411.886	26.673847	10,987
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	3,403.011	27.371665	93,146
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	27.549612	12,629
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	14,681.518	27.727353	407,079
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,207.518	28.086389	33,915
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,438.377	28.267698	40,660
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	95,726.626	28.633749	2,741,012
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	82,514.297	29.191624	2,408,726
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	588.696	30.142997	17,745
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.176	12.524258	114
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	18.348868	311
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	223.621	12.725777	2,846
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,652.982	18.548819	67,759
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.582	12.929825	124
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	33,620.709	19.582525	658,378
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	8,188.013	13.561772	111,044
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	8.974	14.110282	127
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	774.845	26.187344	20,291
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	26.663322	173
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	296.886	26.903639	7,987
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,190.497	28.138244	511,849
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,654.858	12.473189	20,644
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,224.681	12.566901	40,524
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.444	12.590326	698
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.625	12.613949	5,053
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	1,365.906	12.637453	17,261
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,628.216	12.684577	134,814
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	5,109.868	12.708227	64,937
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,896.923	12.731898	62,347
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	75,392.318	12.755625	961,676
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	248,496.268	12.827062	3,187,477
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,381.572	12.946661	108,513
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	127.862	24.465096	3,129
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	1,951.324	24.622945	48,047
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	13,107.200	25.427804	333,287
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	297.136	10.200633	3,031
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	77,592.845	10.269934	796,873

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	22.322	$13.758963	$308
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,136.473	13.980405	15,888
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.615	14.204594	137
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	614.785	14.325287	8,807
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	135,875.676	14.898952	2,024,405
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,590.699	15.501638	24,658
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	297.875	23.624043	7,036
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.147	23.800597	218
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	46.954926	2,524
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,444.135	24.183579	83,292
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	21.555	47.466672	1,023
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,462.933	24.571357	60,518
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,341.137	24.780245	82,794
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	25,199.571	50.111989	1,262,801
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	135,688.918	25.772416	3,497,031
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,073.469	26.815063	82,415
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	726.319	9.967006	7,241
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,263.299	10.291035	13,001
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.687	10.367881	214
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,293.396	10.534777	24,160
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,857.549	10.703698	105,512
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,118.464	10.794703	55,252
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,509.278	10.875441	16,414
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	253,244.054	11.227016	2,843,175
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,234.714	11.681273	72,829
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	336.039	11.354457	3,816
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,436.819	11.478184	73,883
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,696.636	12.117823	371,976
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	99.100	37.552160	3,721
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,561.252	37.961404	59,267
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,117.303	40.077022	806,242
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.143	28.387240	260
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.565	28.844105	17,582
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,197.338	33.562993	40,186
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.546	29.306475	280
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	41,033.329	35.228330	1,445,536
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	68,393.717	30.738773	2,102,339
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	453.793	31.981930	14,513
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,528.625	19.408728	49,076
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	389.057	19.554794	7,608
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	240.971	20.039461	4,829
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	2,173.294	20.189220	43,877
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.124	20.514207	187
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	805.395	34.262959	27,595
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	2,972.859	20.843119	61,964
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,582.987	21.020281	33,275
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	11,195.501	36.172449	404,969
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	59,477.157	21.861999	1,300,290
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	675.099	22.746287	15,356
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,562.699	31.009530	48,457
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.081	31.241323	284
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	438.090	54.771979	23,995
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	109.551	31.744028	3,478
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	365.942	55.368929	20,262
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	454.504	32.252963	14,659
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,696.372	32.527059	55,178
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	42,170.203	58.454418	2,465,035
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	51,988.587	33.829436	1,758,745
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	476.821	35.197752	16,783
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	590.699	23.889880	14,111
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	29.851	24.666418	736
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	16.179	24.850610	402
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	607.983	23.180381	14,093
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,283.656	25.250613	57,664
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	40.294	23.377508	942
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,337.939	25.655536	85,637
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,706.889	25.873509	70,037
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	971.490	26.066891	25,324
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	24,846.605	24.388448	605,970
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	109,705.400	26.909494	2,952,117
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,317.857	27.998049	92,894

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	$14.988171	$29,556
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	15.475241	11,098
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	289.252	15.590880	4,510
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	15.510151	320
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,564.268	15.841732	531,716
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,032.107	15.641971	16,144
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	55,609.848	16.095743	895,082
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,110.106	16.353826	181,693
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	52,101.675	16.317851	850,187
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	399,488.360	16.882410	6,744,326
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	11,454.759	17.565198	201,205
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	7,786.837	11.334312	88,258
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,177.658	11.516660	13,563
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,810.905	11.892480	21,536
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,252.271	11.701365	108,264
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,537.457	11.888912	101,501
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,966.762	12.406476	36,807
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	127,162.455	12.273214	1,560,692
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	18,755.447	12.769605	239,500
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.151	17.498836	161
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	17.026705	268
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	38,691.756	17.780384	687,954
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,301.410	17.171360	22,347
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	99,190.084	18.065486	1,791,917
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	16,990.637	18.218983	309,552
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,295.088	18.355069	501,003
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,126.763	17.913447	270,972
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	850,411.511	18.948315	16,113,865
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,058.091	19.714806	20,860
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	12.876586	25,421
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	6,389.963	13.394363	85,589
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	29,641.669	13.609882	403,420
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.921	13.692566	95
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,186.454	13.828130	99,375
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,540.293	13.945624	21,480
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,515.589	14.049837	274,191
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	16,910.441	14.284291	241,554
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	209,113.237	14.503974	3,032,973
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	399.084	15.090568	6,022
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	82.170	20.789542	1,708
VP Capital Appreciation Fund-Class I - 1.70% series contract	343.351	20.892773	7,174
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,054.105	20.995720	148,106
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.310	21.203126	13,810
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.012	21.307647	11,996
VP Capital Appreciation Fund-Class I - 1.40% series contract	50,996.931	21.518137	1,097,359
VP Capital Appreciation Fund-Class I - 1.25% series contract	41,644.649	21.837827	909,429
VP Capital Appreciation Fund-Class I - 1.00% series contract	654.492	22.379617	14,647
VP Large Company Value Fund-Class II - 2.00% series contract	1,079.716	20.451607	22,083
VP Large Company Value Fund-Class II - 1.80% series contract	2,069.920	21.116171	43,709
VP Large Company Value Fund-Class II - 1.75% series contract	9.081	21.273986	193
VP Large Company Value Fund-Class II - 1.70% series contract	949.202	24.779897	23,521
VP Large Company Value Fund-Class II - 1.65% series contract *	3,428.714	21.616274	74,116
VP Large Company Value Fund-Class II - 1.65% series contract	364.094	25.021095	9,110
VP Large Company Value Fund-Class II - 1.50% series contract	3,387.364	22.149502	75,028
VP Large Company Value Fund-Class II - 1.40% series contract	25,740.056	26.262711	676,004
VP Large Company Value Fund-Class II - 1.55% series contract	7,985.632	21.962879	175,387
VP Large Company Value Fund-Class II - 1.25% series contract	211,650.564	23.036258	4,875,637
VP Large Company Value Fund-Class II - 1.00% series contract	5,361.763	23.968038	128,511
VP Mid Cap Value Fund-Class II - 2.00% series contract	439.194	29.600560	12,999
VP Mid Cap Value Fund-Class II - 1.80% series contract	785.565	30.562435	24,009
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.053	30.790740	279
VP Mid Cap Value Fund-Class II - 1.70% series contract	293.341	38.867568	11,401
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,000.396	31.286198	93,871
VP Mid Cap Value Fund-Class II - 1.65% series contract	354.242	39.245810	13,903
VP Mid Cap Value Fund-Class II - 1.55% series contract	5,094.641	31.787846	161,948
VP Mid Cap Value Fund-Class II - 1.50% series contract	3,287.758	32.057875	105,399
VP Mid Cap Value Fund-Class II - 1.40% series contract	12,703.353	41.193142	523,291
VP Mid Cap Value Fund-Class II - 1.25% series contract	119,258.064	33.341239	3,976,212
VP Mid Cap Value Fund-Class II - 1.00% series contract	3,493.781	34.689739	121,198
VP Ultra® Fund-Class II - 1.70% series contract	518.931	49.201395	25,533
VP Ultra® Fund-Class II - 1.65% series contract	63.970	49.680296	3,178
VP Ultra® Fund-Class II - 1.40% series contract	5,506.441	52.145012	287,133

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.112	$25.532521	$232
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.544	25.943462	86,458
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.338	23.418373	242
MidCap Stock Portfolio-Service Shares - 1.55% series contract	27.441	26.359420	723
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	26.583535	17,996
MidCap Stock Portfolio-Service Shares - 1.40% series contract	432.312	24.430645	10,562
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,501.880	27.647856	207,411
MidCap Stock Portfolio-Service Shares - 1.00% series contract	252.673	28.766182	7,268
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	53.734100	438
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,745.479	54.257200	94,705
Technology Growth Portfolio-Initial Shares - 1.40% series contract	10,689.283	56.949407	608,748
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	4,904.908	31.838606	156,165
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	661.678	32.078078	21,225
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,371.706	32.873143	45,092
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	578.328	48.622833	28,120
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	5,780.736	33.118777	191,451
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	49.692666	11,642
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,142.207	33.651601	72,089
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,961.386	50.234074	98,528
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	12,607.258	34.191060	431,056
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	6,422.957	34.481589	221,474
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,839.584	34.739201	446,037
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	240,806.753	53.033205	12,770,754
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	373,649.015	35.861954	13,399,784
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	11,788.599	37.312198	439,859
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	31.730280	10,730
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.094	31.967353	291
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	41.911324	5,967
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.098	32.481743	296
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	99.977	33.002414	3,299
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	15,292.827	44.729021	684,033
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	24,085.422	34.615259	833,723
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	647.490	36.015169	23,319
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	622.711	42.385553	26,394
Appreciation Portfolio-Service Shares - 1.70% series contract	273.833	43.318023	11,862
Appreciation Portfolio-Service Shares - 1.65% series contract	721.809	43.790178	31,608
Appreciation Portfolio-Service Shares - 1.40% series contract	15,405.624	46.229992	712,202
Government Money Market Portfolio - 2.00% series contract	30,325.001	0.792277	24,030
Government Money Market Portfolio - 1.80% series contract	92.472	0.822756	76
Government Money Market Portfolio - 1.75% series contract	37,614.758	0.831905	31,294
Government Money Market Portfolio - 1.70% series contract	11,580.089	0.890616	10,313
Government Money Market Portfolio - 1.65% series contract *	15,948.053	0.845161	13,480
Government Money Market Portfolio - 1.65% series contract	97,063.552	0.899743	87,335
Government Money Market Portfolio - 1.55% series contract	111,230.226	0.862183	95,906
Government Money Market Portfolio - 1.50% series contract	181,806.429	0.872275	158,593
Government Money Market Portfolio - 1.45% series contract	414.617	0.878530	364
Government Money Market Portfolio - 1.40% series contract	1,018,235.357	0.954351	971,770
Government Money Market Portfolio - 1.25% series contract	1,271,573.646	0.911899	1,159,590
Government Money Market Portfolio - 1.00% series contract	54,841.183	0.948147	51,999
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	37.507	24.422878	916
Calamos® Growth and Income Portfolio - 1.65% series contract *	317.519	24.815814	7,879
Calamos® Growth and Income Portfolio - 1.65% series contract	642.227	24.109984	15,484
Calamos® Growth and Income Portfolio - 1.55% series contract	1,869.066	25.213632	47,126
Calamos® Growth and Income Portfolio - 1.50% series contract	1,471.833	25.427827	37,426
Calamos® Growth and Income Portfolio - 1.40% series contract	8,120.361	25.151850	204,242
Calamos® Growth and Income Portfolio - 1.25% series contract	42,506.298	26.445810	1,124,113
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.195	27.515338	59,769
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,784.343	23.226251	41,443
Davis Value Portfolio - 1.75% series contract	47.416	23.399775	1,110
Davis Value Portfolio - 1.65% series contract *	230.891	23.776389	5,490
Davis Value Portfolio - 1.65% series contract	1,033.967	22.660268	23,430
Davis Value Portfolio - 1.55% series contract	10,337.093	24.157598	249,719
Davis Value Portfolio - 1.50% series contract	4,394.338	24.362831	107,059
Davis Value Portfolio - 1.45% series contract	5,245.168	24.544832	128,742
Davis Value Portfolio - 1.40% series contract	15,222.988	23.639526	359,864
Davis Value Portfolio - 1.25% series contract	239,672.669	25.338337	6,072,907
Davis Value Portfolio - 1.00% series contract	8,117.125	26.363166	213,993

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	33.176	$12.315497	$410
DWS International Growth VIP-Class A - 1.75% series contract	9.172	12.810817	117
DWS International Growth VIP-Class A - 1.65% series contract	9.176	13.017033	119
DWS International Growth VIP-Class A - 1.55% series contract	9.577	13.225785	127
DWS International Growth VIP-Class A - 1.25% series contract	14,367.054	13.872353	199,305
DWS International Growth VIP-Class A - 1.00% series contract	8.969	14.433537	129
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.207	20.368150	188
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.212	20.653798	190
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	1,348.524	20.942364	28,241
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	553.989	21.088193	11,683
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,855.087	21.832660	324,326
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.518	22.601097	5,978
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	190.929	25.844993	4,935
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	54.796	26.038024	1,427
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,798.382	26.430066	47,531
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	250.325	26.826550	6,715
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,502.490	27.026968	40,608
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	53,704.222	28.051968	1,506,509
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	978.555	29.112643	28,488
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.144	17.506402	160
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	335.986	17.788115	5,977
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,912.722	18.073295	52,642
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	410.658	18.226921	7,485
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	71,126.125	18.956730	1,348,319
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.420	19.723425	1,290
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,343.361	36.974390	49,671
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	173.625	37.252707	6,468
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,607.258	38.382796	61,691
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.534	38.960612	9,332
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,558.931	39.544967	61,648
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	948.211	39.840475	37,777
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	25,466.259	41.351253	1,053,062
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	230.047	42.914753	9,872
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	6,559.058	9.419767	61,785
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	408.970	9.490672	3,881
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.243	9.725865	5,575
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	9,165.052	9.798521	89,804
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.236	9.956213	92
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,256.933	10.115821	22,831
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	572.033	10.201744	5,836
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.646	10.277998	695
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	61,700.543	10.610196	654,655
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,464.041	11.039306	38,241
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	9,907.969	9.951557	98,599
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,293.959	10.026444	12,974
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,052.666	10.275042	31,366
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	7,785.490	10.351816	80,594
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	10.592726	71
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,867.473	10.518438	61,717
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	273.974	10.682759	2,927
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,234.660	10.687092	98,692
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	7,991.135	10.777951	86,128
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	35,884.098	11.144507	399,911
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	234,142.806	11.209542	2,624,634
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,311.962	11.662974	61,953
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	1,198.741	10.475390	12,557
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	506.527	10.793819	5,467
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,292.774	10.874484	14,058
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,230.135	11.038225	24,617
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,733.943	11.203808	19,427
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	615.984	11.287578	6,953
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	146,318.842	11.715682	1,714,225
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,017.377	12.158749	24,529
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	480.535	24.762868	11,900
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	592.546	35.974159	21,316
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	3,786.318	24.947854	94,461
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,514.472	36.765584	165,977
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,406.951	25.349295	162,412
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,447.466	37.166324	53,797
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	5,524.273	25.755653	142,281
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,682.435	25.974487	95,649
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	59.378	26.168551	1,554
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	52,562.884	39.237158	2,062,418
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	173,382.811	27.014172	4,683,793
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,626.749	28.106688	73,829

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	700.014	$34.658704	$24,262
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	29.415	35.785011	1,053
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.078	36.052381	327
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,276.050	36.632573	120,010
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	50.958	81.020856	4,129
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,490.983	37.219849	167,154
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,221.564	37.536216	120,925
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	15,525.999	85.535731	1,328,028
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	116,637.037	39.038965	4,553,389
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,492.055	40.618012	304,312
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	57.918	30.565550	1,771
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	4,496.658	32.620995	146,685
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	13,968.993	9.368672	130,870
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,942.513	9.439178	18,336
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,490.515	9.673298	24,091
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	42,269.530	9.745619	411,943
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	24.344057	33
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.885	9.902487	1,118
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	596.884	24.581007	14,672
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,057.254	10.061329	231,987
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	13,056.316	10.146866	132,481
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,682.425	10.222737	78,535
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	76,938.455	25.801126	1,985,099
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	547,736.252	10.553292	5,780,421
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	10,916.891	10.980324	119,871
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	2,004.891	33.231800	66,626
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	367.311	33.481828	12,298
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,907.038	34.567953	65,922
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	3,481.200	35.124041	122,274
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	52.244463	32,517
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	9.544	35.687218	341
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	564.015	35.990444	20,299
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,339.337	55.155846	1,011,522
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	85,257.737	37.431206	3,191,300
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	436.620	38.944970	17,004
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	27.562985	8,112
Discovery Portfolio - Class I - 1.75% series contract	16.063	27.768979	446
Discovery Portfolio - Class I - 1.70% series contract	0.812	29.704797	24
Discovery Portfolio - Class I - 1.65% series contract *	9.093	28.215969	257
Discovery Portfolio - Class I - 1.65% series contract	1,664.363	29.957300	49,860
Discovery Portfolio - Class I - 1.55% series contract	2,003.664	28.668372	57,442
Discovery Portfolio - Class I - 1.50% series contract	2,914.677	28.912101	84,269
Discovery Portfolio - Class I - 1.45% series contract	261.880	29.128170	7,628
Discovery Portfolio - Class I - 1.40% series contract	3,866.471	31.252197	120,836
Discovery Portfolio - Class I - 1.25% series contract	58,460.270	30.069825	1,757,890
Discovery Portfolio - Class I - 1.00% series contract	1,733.338	31.286366	54,230
U.S. Real Estate Portfolio - Class I - 1.70% series contract	808.785	33.588452	27,166
U.S. Real Estate Portfolio - Class I - 1.65% series contract	947.498	33.954648	32,172
U.S. Real Estate Portfolio - Class I - 1.40% series contract	65,564.074	35.846919	2,350,270
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,493.928	17.923572	26,777
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,725.892	18.374989	252,213
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,647.393	15.225229	25,081
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	15.261620	2,370
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.016	15.297817	89,141
Sustainable Equity Portfolio-Class S - 1.55% series contract	1,008.207	15.370510	15,497
Sustainable Equity Portfolio-Class S - 1.40% series contract	78,648.089	15.480176	1,217,486
Sustainable Equity Portfolio-Class S - 1.25% series contract	61,019.648	15.590612	951,334
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.691	15.775914	295
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	418.186	16.558631	6,924
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	546.358	17.096700	9,341
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.234	17.224446	159
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	190.479	27.855301	5,306
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,582.030	17.501517	45,189
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	39.302	28.158899	1,107
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	6,207.983	17.782181	110,391
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,984.401	17.933170	53,520
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	17,490.496	29.727953	519,957
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	109,498.530	18.651134	2,042,272
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,696.574	19.405437	168,761

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	1,000.955	$11.584008	$11,593
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,593.484	11.960400	19,059
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,626.262	12.049761	43,696
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	249.225	16.471161	4,105
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,866.157	12.243696	22,849
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	6,925.893	16.650692	115,321
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	15,908.880	12.439946	197,906
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,452.297	12.545651	30,766
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,150.648	12.639411	14,544
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	44,773.592	17.578541	787,054
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	184,477.509	13.047929	2,407,049
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,499.119	13.575597	101,805
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	14,404.619	11.988831	172,694
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,139.621	12.079077	13,766
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	2,847.345	12.378395	35,246
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	13,018.330	12.470908	162,350
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	449.519	15.864820	7,132
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,890.564	12.671550	138,000
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,195.787	16.037760	51,253
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	26,097.765	12.874715	336,001
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,855.226	12.984110	127,961
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,771.883	13.081148	49,341
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	75,037.109	16.931451	1,270,487
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	552,003.960	13.503857	7,454,183
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	20,659.264	14.050047	290,264
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	179.394	18.811680	3,375
Guggenheim Long Short Equity Fund - 1.65% series contract	209.245	19.016709	3,979
Guggenheim Long Short Equity Fund - 1.40% series contract	17,991.618	20.076410	361,207
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,693.621	12.279286	45,356
Wilshire Global Allocation Fund - 1.70% series contract	11.021	12.311203	136
Wilshire Global Allocation Fund - 1.65% series contract	484.388	12.342934	5,978
Wilshire Global Allocation Fund - 1.55% series contract	7,020.865	12.406633	87,105
Wilshire Global Allocation Fund - 1.50% series contract	5.531	12.438628	69
Wilshire Global Allocation Fund - 1.40% series contract	64,310.615	12.502821	804,064
Wilshire Global Allocation Fund - 1.25% series contract	71,874.803	12.599773	905,606
Wilshire Global Allocation Fund - 1.00% series contract	8,405.413	12.762530	107,274

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2023

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$4,227	$7,919	$(3,692)	$10,580	$0	$69,186	$79,766	$76,074
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	27,434	58,952	(31,518)	(136,145)	900,614	(162,432)	602,037	570,519
Invesco V.I. Capital Appreciation Fund-Series II Shares	0	101,318	(101,318)	(359,256)	0	2,682,807	2,323,551	2,222,233
Invesco V.I. Comstock Fund-Series I Shares	105,722	85,517	20,205	121,711	650,789	(196,330)	576,170	596,375
Invesco V.I. Conservative Balanced Fund-Series II Shares	14,028	11,460	2,568	18,457	0	62,305	80,762	83,330
Invesco V.I. Core Equity Fund-Series I Shares	3,747	7,199	(3,452)	(11,462)	12,093	101,114	101,745	98,293
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	58,367	(58,367)	(159,711)	0	700,765	541,054	482,687
Invesco V.I. Diversified Dividend Fund-Series I Shares	7,427	5,367	2,060	(599)	30,588	(5,542)	24,447	26,507
Invesco V.I. Equity and Income Fund-Series II Shares	13,530	11,035	2,495	(21,908)	41,076	43,508	62,676	65,171
Invesco V.I. EQV International Equity Fund-Series II Shares	0	27,002	(27,002)	(55,087)	1,490	397,207	343,610	316,608
Invesco V.I. Global Fund-Series II Shares	0	62,347	(62,347)	21,500	553,855	827,284	1,402,639	1,340,292
Invesco V.I. Global Real Estate Fund-Series II Shares	36,489	38,150	(1,661)	(82,864)	0	301,640	218,776	217,115
Invesco V.I. Government Securities Fund-Series II Shares	7,974	6,443	1,531	(3,091)	0	14,328	11,237	12,768
Invesco V.I. Health Care Fund-Series I Shares	0	12,012	(12,012)	(15,831)	0	40,613	24,782	12,770
Invesco V.I. Main Street Fund®-Series II Shares	16,720	46,851	(30,131)	(513,975)	238,732	987,372	712,129	681,998
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	736	29,095	(28,359)	(249,105)	0	523,611	274,506	246,147
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	38,118	56,063	(17,945)	43,566	0	602,871	646,437	628,492
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	48,774	(48,774)	(43,043)	69,474	547,636	574,067	525,293
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	180,476	121,948	58,528	(118,714)	210,068	840,100	931,454	989,982
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	49,475	27,724	21,751	(46,026)	24,962	135,044	113,980	135,731
Morningstar Growth ETF Asset Allocation Portfolio-Class II	337,019	243,989	93,030	55,833	436,297	1,831,564	2,323,694	2,416,724
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	85,642	56,501	29,141	(120,315)	39,829	423,040	342,554	371,695
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	28,125	(28,125)	(17,525)	2,983	401,494	386,952	358,827
VP Large Company Value Fund-Class II	148,794	79,041	69,753	113,877	170,934	(216,511)	68,300	138,053
VP Mid Cap Value Fund-Class II	107,992	64,656	43,336	(59,665)	558,972	(319,471)	179,836	223,172
VP Ultra® Fund-Class II	0	4,011	(4,011)	2,665	20,342	75,617	98,624	94,613
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,599	4,187	(2,588)	(12,714)	9,394	55,510	52,190	49,602
Technology Growth Portfolio-Initial Shares	0	8,888	(8,888)	14,581	0	267,386	281,967	273,079
BNY Mellon Stock Index Fund, Inc. - Service Shares	311,588	361,251	(49,663)	1,224,688	996,773	3,601,054	5,822,515	5,772,852
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	8,395	20,075	(11,680)	28,000	187,962	96,559	312,521	300,841
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	3,520	10,437	(6,917)	(3,872)	62,405	74,662	133,195	126,278
Government Money Market Portfolio	99,012	22,430	76,582	0	0	0	0	76,582
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	8,777	20,339	(11,562)	106,780	49,197	128,391	284,368	272,806
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	87,754	83,042	4,712	(399,985)	700,998	1,453,007	1,754,020	1,758,732
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	1,787	3,601	(1,814)	34,065	0	9,387	43,452	41,638
DWS Small Mid Cap Value VIP-Class B	2,903	4,664	(1,761)	(11,935)	14,208	42,299	44,572	42,811

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2023

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$37,940	$20,167	$17,773	$(23,406)	$82,566	$193,532	$252,692	$270,465
Franklin Mutual Shares VIP Fund -Class 2	25,375	18,059	7,316	(63,621)	116,793	97,787	150,959	158,275
Franklin Small Cap Value VIP Fund -Class 2	7,139	18,918	(11,779)	(77,740)	77,390	147,561	147,211	135,432
Franklin U.S. Government Securities VIP Fund -Class 2	29,397	14,486	14,911	(67,886)	0	80,381	12,495	27,406
Templeton Foreign VIP Fund -Class 2	127,366	51,374	75,992	16,191	0	572,252	588,443	664,435
Templeton Global Bond VIP Fund -Class 2	0	25,868	(25,868)	(223,611)	0	271,096	47,485	21,617
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	133,929	102,326	31,603	557,441	0	405,285	962,726	994,329
Janus Henderson VIT Enterprise Portfolio-Service Shares	5,753	86,134	(80,381)	147,762	513,169	389,381	1,050,312	969,931
Janus Henderson VIT Global Research Portfolio-Service Shares	1,130	2,100	(970)	12,399	4,442	15,615	32,456	31,486
Janus Henderson VIT Overseas Portfolio-Service Shares	128,842	124,893	3,949	386,580	0	424,262	810,842	814,791
Janus Henderson VIT Research Portfolio-Service Shares	2,567	54,697	(52,130)	(55,978)	0	1,517,459	1,461,481	1,409,351
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I (*)	31,758	5,796	25,962	(196,446)	0	184,939	(11,507)	14,455
Discovery Portfolio - Class I	0	24,918	(24,918)	(1,250,421)	0	1,952,832	702,411	677,493
U.S. Real Estate Portfolio - Class I	52,418	32,607	19,811	21,549	0	235,627	257,176	276,987
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	4,060	(4,060)	(5,130)	0	52,104	46,974	42,914
Sustainable Equity Portfolio-Class S	1,594	27,938	(26,344)	15,586	33,486	441,282	490,354	464,010
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	167,330	38,544	128,786	(42,679)	0	211,081	168,402	297,188
PIMCO Real Return Portfolio - Administrative Class	116,497	52,619	63,878	(33,091)	0	60,770	27,679	91,557
PIMCO Total Return Portfolio - Administrative Class	375,003	140,312	234,691	(509,412)	0	725,536	216,124	450,815
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	972	5,234	(4,262)	12,398	0	31,135	43,533	39,271
Wilshire Variable Insurance Trust:				`
Wilshire Global Allocation Fund	24,395	24,871	(476)	(19,051)	64,564	215,438	260,951	260,475

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$(3,692)	$10,580	$0	$69,186	$76,074	$24,288	$47,220	$(21,920)	$(44,852)	$31,222	$586,031	$617,253
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(31,518)	(136,145)	900,614	(162,432)	570,519	108,683	483,685	(26,002)	(401,004)	169,515	4,416,506	4,586,021
Invesco V.I. Capital Appreciation Fund-Series II Shares	(101,318)	(359,256)	0	2,682,807	2,222,233	182,645	683,617	(162,037)	(663,009)	1,559,224	6,968,775	8,527,999
Invesco V.I. Comstock Fund-Series I Shares	20,205	121,711	650,789	(196,330)	596,375	114,624	1,356,904	188,638	(1,053,642)	(457,267)	6,327,813	5,870,546
Invesco V.I. Conservative Balanced Fund-Series II Shares	2,568	18,457	0	62,305	83,330	30,560	90,064	(472)	(59,976)	23,354	817,349	840,703
Invesco V.I. Core Equity Fund-Series I Shares	(3,452)	(11,462)	12,093	101,114	98,293	7,829	28,064	(483)	(20,718)	77,575	462,725	540,300
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(58,367)	(159,711)	0	700,765	482,687	99,164	377,662	(80,634)	(359,132)	123,555	4,480,389	4,603,944
Invesco V.I. Diversified Dividend Fund-Series I Shares	2,060	(599)	30,588	(5,542)	26,507	5,089	32,792	111	(27,592)	(1,085)	385,548	384,463
Invesco V.I. Equity and Income Fund-Series II Shares	2,495	(21,908)	41,076	43,508	65,171	14,680	76,818	(1,450)	(63,588)	1,583	798,321	799,904
Invesco V.I. EQV International Equity Fund-Series II Shares	(27,002)	(55,087)	1,490	397,207	316,608	67,864	387,878	66,059	(253,955)	62,653	2,011,550	2,074,203
Invesco V.I. Global Fund-Series II Shares	(62,347)	21,500	553,855	827,284	1,340,292	163,466	664,843	(115,495)	(616,872)	723,420	4,356,232	5,079,652
Invesco V.I. Global Real Estate Fund-Series II Shares	(1,661)	(82,864)	0	301,640	217,115	173,580	290,468	10,151	(106,737)	110,378	3,027,420	3,137,798
Invesco V.I. Government Securities Fund-Series II Shares	1,531	(3,091)	0	14,328	12,768	6,149	12,503	1,816	(4,538)	8,230	441,445	449,675
Invesco V.I. Health Care Fund-Series I Shares	(12,012)	(15,831)	0	40,613	12,770	12,742	33,543	(304)	(21,105)	(8,335)	877,565	869,230
Invesco V.I. Main Street Fund®-Series II Shares	(30,131)	(513,975)	238,732	987,372	681,998	57,467	516,284	(87,440)	(546,257)	135,741	3,484,955	3,620,696
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(28,359)	(249,105)	0	523,611	246,147	34,331	652,446	36,777	(581,338)	(335,191)	2,284,217	1,949,026
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(17,945)	43,566	0	602,871	628,492	99,503	438,107	80,120	(258,484)	370,008	4,036,868	4,406,876
Invesco V.I. Small Cap Equity Fund-Series I Shares	(48,774)	(43,043)	69,474	547,636	525,293	153,372	380,429	(52,491)	(279,548)	245,745	3,674,182	3,919,927
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	58,528	(118,714)	210,068	840,100	989,982	325,380	1,216,339	55,541	(835,418)	154,564	9,311,273	9,465,837
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	21,751	(46,026)	24,962	135,044	135,731	50,946	344,722	20,983	(272,793)	(137,062)	2,307,183	2,170,121
Morningstar Growth ETF Asset Allocation Portfolio-Class II	93,030	55,833	436,297	1,831,564	2,416,724	689,658	1,639,361	34,009	(915,694)	1,501,030	18,217,869	19,718,899
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	29,141	(120,315)	39,829	423,040	371,695	90,849	503,793	(128,126)	(541,070)	(169,375)	4,359,495	4,190,120
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(28,125)	(17,525)	2,983	401,494	358,827	51,100	149,795	32,651	(66,044)	292,783	1,911,446	2,204,229
VP Large Company Value Fund-Class II	69,753	113,877	170,934	(216,511)	138,053	263,334	580,808	(93,232)	(410,706)	(272,653)	6,375,952	6,103,299
VP Mid Cap Value Fund-Class II	43,336	(59,665)	558,972	(319,471)	223,172	206,513	492,711	(27,355)	(313,553)	(90,381)	5,134,891	5,044,510
VP Ultra® Fund-Class II	(4,011)	2,665	20,342	75,617	94,613	1,320	6,525	(6,050)	(11,255)	83,358	232,486	315,844
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,588)	(12,714)	9,394	55,510	49,602	8,082	46,863	(64)	(38,845)	10,757	320,135	330,892
Technology Growth Portfolio-Initial Shares	(8,888)	14,581	0	267,386	273,079	6,687	70,341	(5,193)	(68,847)	204,232	499,659	703,891
BNY Mellon Stock Index Fund, Inc. - Service Shares	(49,663)	1,224,688	996,773	3,601,054	5,772,852	514,610	3,456,089	(51,674)	(2,993,153)	2,779,699	25,553,577	28,333,276
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(11,680)	28,000	187,962	96,559	300,841	30,205	222,270	(23,799)	(215,864)	84,977	1,476,681	1,561,658
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(6,917)	(3,872)	62,405	74,662	126,278	8,088	16,770	(2,615)	(11,297)	114,981	667,085	782,066
Government Money Market Portfolio	76,582	0	0	0	76,582	68,651	504,272	1,284,388	848,767	925,349	1,679,401	2,604,750
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(11,562)	106,780	49,197	128,391	272,806	57,414	530,542	(39,876)	(513,004)	(240,198)	1,737,153	1,496,955
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	4,712	(399,985)	700,998	1,453,007	1,758,732	152,321	528,718	(114,817)	(491,214)	1,267,518	5,936,239	7,203,757
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(1,814)	34,065	0	9,387	41,638	9,037	68,651	(161,628)	(221,242)	(179,604)	379,811	200,207
DWS Small Mid Cap Value VIP-Class B	(1,761)	(11,935)	14,208	42,299	42,811	21,799	47,864	(823)	(26,888)	15,923	354,683	370,606

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$17,773	$(23,406)	$82,566	$193,532	$270,465	$48,295	$187,176	$(11,456)	$(150,337)	$120,128	$1,516,085	$1,636,213
Franklin Mutual Shares VIP Fund -Class 2	7,316	(63,621)	116,793	97,787	158,275	38,760	212,821	(11,694)	(185,755)	(27,480)	1,443,353	1,415,873
Franklin Small Cap Value VIP Fund -Class 2	(11,779)	(77,740)	77,390	147,561	135,432	35,965	358,722	(79,971)	(402,728)	(267,296)	1,556,817	1,289,521
Franklin U.S. Government Securities VIP Fund -Class 2	14,911	(67,886)	0	80,381	27,406	31,493	332,812	75,013	(226,306)	(198,900)	1,082,295	883,395
Templeton Foreign VIP Fund -Class 2	75,992	16,191	0	572,252	664,435	147,683	1,038,683	(84,237)	(975,237)	(310,802)	3,870,368	3,559,566
Templeton Global Bond VIP Fund -Class 2	(25,868)	(223,611)	0	271,096	21,617	103,605	602,158	(87,185)	(585,738)	(564,121)	2,385,954	1,821,833
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	31,603	557,441	0	405,285	994,329	235,539	1,723,581	(20,976)	(1,509,018)	(514,689)	8,084,076	7,569,387
Janus Henderson VIT Enterprise Portfolio-Service Shares	(80,381)	147,762	513,169	389,381	969,931	260,739	926,588	(221,958)	(887,807)	82,124	6,541,465	6,623,589
Janus Henderson VIT Global Research Portfolio-Service Shares	(970)	12,399	4,442	15,615	31,486	1,093	22,921	(85)	(21,913)	9,573	138,883	148,456
Janus Henderson VIT Overseas Portfolio-Service Shares	3,949	386,580	0	424,262	814,791	309,663	1,464,426	(198,966)	(1,353,729)	(538,938)	9,468,395	8,929,457
Janus Henderson VIT Research Portfolio-Service Shares	(52,130)	(55,978)	0	1,517,459	1,409,351	104,629	1,154,141	203,152	(846,360)	562,991	3,977,112	4,540,103
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I (*)	25,962	(196,446)	0	184,939	14,455	20,547	34,810	(739,517)	(753,780)	(739,325)	739,325	0
Discovery Portfolio - Class I	(24,918)	(1,250,421)	0	1,952,832	677,493	87,751	300,754	(64,392)	(277,395)	400,098	1,740,896	2,140,994
U.S. Real Estate Portfolio - Class I	19,811	21,549	0	235,627	276,987	52,487	155,479	(347)	(103,339)	173,648	2,235,960	2,409,608
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,060)	(5,130)	0	52,104	42,914	4,242	68,397	483	(63,672)	(20,758)	299,748	278,990
Sustainable Equity Portfolio-Class S	(26,344)	15,586	33,486	441,282	464,010	30,436	98,492	13,504	(54,552)	409,458	1,891,746	2,301,204
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	128,786	(42,679)	0	211,081	297,188	125,688	374,056	(11,855)	(260,223)	36,965	2,925,962	2,962,927
PIMCO Real Return Portfolio - Administrative Class	63,878	(33,091)	0	60,770	91,557	162,270	505,851	(241,430)	(585,011)	(493,454)	4,249,201	3,755,747
PIMCO Total Return Portfolio - Administrative Class	234,691	(509,412)	0	725,536	450,815	433,646	2,043,550	52,484	(1,557,420)	(1,106,605)	11,215,283	10,108,678
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(4,262)	12,398	0	31,135	39,271	7,442	42,095	(2,007)	(36,660)	2,611	365,950	368,561
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(476)	(19,051)	64,564	215,438	260,475	105,195	168,794	(1,237)	(64,836)	195,639	1,759,949	1,955,588

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$17,083	$3,134	$0	$(122,063)	$(101,846)	$27,283	$29,100	$969	$(848)	$(102,694)	$688,725	$586,031
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(27,471)	(22,690)	806,803	(961,960)	(205,318)	130,875	435,801	7,517	(297,409)	(502,727)	4,919,233	4,416,506
Invesco V.I. Capital Appreciation Fund-Series II Shares	(106,694)	(17,105)	2,892,749	(6,161,945)	(3,392,995)	220,034	678,795	(89,425)	(548,186)	(3,941,181)	10,909,956	6,968,775
Invesco V.I. Comstock Fund-Series I Shares	6,061	258,801	196,318	(535,785)	(74,605)	136,854	853,923	(417,443)	(1,134,512)	(1,209,117)	7,536,930	6,327,813
Invesco V.I. Conservative Balanced Fund-Series II Shares	(2,175)	27,484	66,820	(275,350)	(183,221)	30,128	78,290	(457)	(48,619)	(231,840)	1,049,189	817,349
Invesco V.I. Core Equity Fund-Series I Shares	(2,484)	(7,657)	80,630	(201,407)	(130,918)	10,219	3,123	(15,987)	(8,891)	(139,809)	602,534	462,725
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(67,596)	69,608	1,526,403	(3,790,502)	(2,262,087)	120,549	468,294	(141,572)	(489,317)	(2,751,404)	7,231,793	4,480,389
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,668	7,532	48,054	(69,026)	(11,772)	5,919	31,350	7,063	(18,368)	(30,140)	415,688	385,548
Invesco V.I. Equity and Income Fund-Series II Shares	407	(1,414)	109,642	(187,400)	(78,765)	14,041	19,186	5,780	635	(78,130)	876,451	798,321
Invesco V.I. EQV International Equity Fund-Series II Shares	4,906	(27,492)	245,840	(717,627)	(494,373)	81,011	221,526	1,831	(138,684)	(633,057)	2,644,607	2,011,550
Invesco V.I. Global Fund-Series II Shares	(64,608)	21,498	856,957	(3,036,439)	(2,222,592)	200,694	508,226	(20,313)	(327,845)	(2,550,437)	6,906,669	4,356,232
Invesco V.I. Global Real Estate Fund-Series II Shares	43,903	(45,742)	0	(1,093,871)	(1,095,710)	199,880	332,632	(29,321)	(162,073)	(1,257,783)	4,285,203	3,027,420
Invesco V.I. Government Securities Fund-Series II Shares	2,448	(3,725)	0	(47,908)	(49,185)	6,871	29,220	135,704	113,355	64,170	377,275	441,445
Invesco V.I. Health Care Fund-Series I Shares	(12,375)	(1,951)	120,882	(255,675)	(149,119)	13,030	14,594	(358)	(1,922)	(151,041)	1,028,606	877,565
Invesco V.I. Main Street Fund®-Series II Shares	(9,331)	(15,920)	1,493,369	(2,498,621)	(1,030,503)	70,892	383,398	(92,017)	(404,523)	(1,435,026)	4,919,981	3,484,955
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(36,283)	(112,555)	536,557	(918,404)	(530,685)	51,724	504,111	(259,017)	(711,404)	(1,242,089)	3,526,306	2,284,217
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(47,529)	120,238	503,418	(1,475,394)	(899,267)	109,503	496,675	(99,708)	(486,880)	(1,386,147)	5,423,015	4,036,868
Invesco V.I. Small Cap Equity Fund-Series I Shares	(51,192)	17,880	715,150	(1,733,270)	(1,051,432)	174,413	347,618	(20,439)	(193,644)	(1,245,076)	4,919,258	3,674,182
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	31,446	(75,569)	448,737	(2,014,496)	(1,609,882)	336,510	994,756	(357,041)	(1,015,287)	(2,625,169)	11,936,442	9,311,273
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,498	(16,322)	83,352	(421,424)	(349,896)	49,738	234,611	300,093	115,220	(234,676)	2,541,859	2,307,183
Morningstar Growth ETF Asset Allocation Portfolio-Class II	38,370	318,936	765,616	(4,496,469)	(3,373,547)	699,238	2,285,501	(380,928)	(1,967,191)	(5,340,738)	23,558,607	18,217,869
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	15,721	(71,663)	198,597	(870,620)	(727,965)	120,253	450,969	8,046	(322,670)	(1,050,635)	5,410,130	4,359,495
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(28,685)	3,812	300,097	(1,117,901)	(842,677)	60,042	200,290	(74,571)	(214,819)	(1,057,496)	2,968,942	1,911,446
VP Large Company Value Fund-Class II	41,665	176,220	353,667	(720,810)	(149,258)	287,103	880,572	(82,390)	(675,859)	(825,117)	7,201,069	6,375,952
VP Mid Cap Value Fund-Class II	42,802	80,757	712,466	(988,326)	(152,301)	247,643	524,957	(67,518)	(344,832)	(497,133)	5,632,024	5,134,891
VP Ultra® Fund-Class II	(3,823)	16,589	29,395	(160,418)	(118,257)	2,720	5,146	(644)	(3,070)	(121,327)	353,813	232,486
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(3,087)	(6,537)	83,387	(135,215)	(61,452)	12,231	27,827	8,419	(7,177)	(68,629)	388,764	320,135
Technology Growth Portfolio-Initial Shares	(9,456)	13,892	66,420	(535,694)	(464,838)	8,094	15,523	(15,023)	(22,452)	(487,290)	986,949	499,659
BNY Mellon Stock Index Fund, Inc. - Service Shares	(78,475)	1,501,959	2,489,921	(10,533,597)	(6,620,192)	625,094	2,812,740	(6,022)	(2,193,668)	(8,813,860)	34,367,437	25,553,577
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(18,109)	106,374	142,084	(756,903)	(526,554)	39,504	320,202	(106,673)	(387,371)	(913,925)	2,390,606	1,476,681
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(7,706)	(16,216)	230,501	(394,117)	(187,538)	10,446	136,225	(4,667)	(130,446)	(317,984)	985,069	667,085
Government Money Market Portfolio	386	0	0	0	386	48,256	105,038	502,216	445,434	445,820	1,233,581	1,679,401
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(11,966)	64,421	165,535	(681,532)	(463,542)	82,993	301,558	(16,063)	(234,628)	(698,170)	2,435,323	1,737,153
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(760)	(190,377)	1,457,081	(2,904,746)	(1,638,802)	187,607	487,753	(81,972)	(382,118)	(2,020,920)	7,957,159	5,936,239
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(1,819)	9,280	6,510	(197,720)	(183,749)	19,016	97,955	34,314	(44,625)	(228,374)	608,185	379,811
DWS Small Mid Cap Value VIP-Class B	(3,125)	(1,286)	5,312	(72,984)	(72,083)	23,706	20,034	(813)	2,859	(69,224)	423,907	354,683

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$1,465	$(5,148)	$130,270	$(228,853)	$(102,266)	$54,625	$175,179	$(26,797)	$(147,351)	$(249,617)	$1,765,702	$1,516,085
Franklin Mutual Shares VIP Fund -Class 2	7,946	(28,715)	169,271	(301,851)	(153,349)	55,910	219,031	(1,782)	(164,903)	(318,252)	1,761,605	1,443,353
Franklin Small Cap Value VIP Fund -Class 2	(7,790)	(116,929)	325,248	(439,224)	(238,695)	48,558	258,546	(167,609)	(377,597)	(616,292)	2,173,109	1,556,817
Franklin U.S. Government Securities VIP Fund -Class 2	12,641	(46,984)	0	(117,939)	(152,282)	39,524	231,753	40,495	(151,734)	(304,016)	1,386,311	1,082,295
Templeton Foreign VIP Fund -Class 2	61,148	(97,749)	0	(328,230)	(364,831)	174,205	515,020	158,784	(182,031)	(546,862)	4,417,230	3,870,368
Templeton Global Bond VIP Fund -Class 2	(35,501)	(200,468)	0	57,291	(178,678)	129,392	397,633	(211,120)	(479,361)	(658,039)	3,043,993	2,385,954
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	(35,704)	324,819	277,806	(2,482,973)	(1,916,052)	283,961	1,131,482	135,395	(712,126)	(2,628,178)	10,712,254	8,084,076
Janus Henderson VIT Enterprise Portfolio-Service Shares	(84,952)	239,536	1,240,283	(2,854,963)	(1,460,096)	323,352	780,391	(218,393)	(675,432)	(2,135,528)	8,676,993	6,541,465
Janus Henderson VIT Global Research Portfolio-Service Shares	(803)	7,536	17,753	(63,134)	(38,648)	1,258	5,283	(6,179)	(10,204)	(48,852)	187,735	138,883
Janus Henderson VIT Overseas Portfolio-Service Shares	26,305	(58,304)	0	(1,268,716)	(1,300,715)	362,429	1,194,169	(1,089,062)	(1,920,802)	(3,221,517)	12,689,912	9,468,395
Janus Henderson VIT Research Portfolio-Service Shares	(33,148)	97,971	767,082	(2,543,161)	(1,711,256)	113,666	429,128	577,391	261,929	(1,449,327)	5,426,439	3,977,112
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	21,700	(33,783)	14,424	(139,721)	(137,380)	37,489	62,618	59,881	34,752	(102,628)	841,953	739,325
Discovery Portfolio - Class I	(34,921)	(414,526)	1,175,168	(3,928,373)	(3,202,652)	120,289	386,967	(7,346)	(274,024)	(3,476,676)	5,217,572	1,740,896
U.S. Real Estate Portfolio - Class I	(4,652)	69,946	563,539	(1,511,917)	(883,084)	57,994	128,760	(15,321)	(86,087)	(969,171)	3,205,131	2,235,960
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,779)	2,563	68,271	(194,487)	(128,432)	4,647	9,476	(420)	(5,249)	(133,681)	433,429	299,748
Sustainable Equity Portfolio-Class S	(27,620)	102,122	188,106	(801,874)	(539,266)	42,568	498,512	(24,597)	(480,541)	(1,019,807)	2,911,553	1,891,746
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	117,792	(34,547)	0	(498,330)	(415,085)	154,055	314,385	(222,610)	(382,940)	(798,025)	3,723,987	2,925,962
PIMCO Real Return Portfolio - Administrative Class	272,110	(36,031)	0	(929,363)	(693,284)	188,454	607,127	(45,003)	(463,676)	(1,156,960)	5,406,161	4,249,201
PIMCO Total Return Portfolio - Administrative Class	155,832	(298,530)	0	(2,054,316)	(2,197,014)	544,439	1,705,701	488,628	(672,634)	(2,869,648)	14,084,931	11,215,283
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(3,579)	6,029	0	(70,834)	(68,384)	6,769	18,814	1,282	(10,763)	(79,147)	445,097	365,950
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	41,027	20,976	237,341	(728,888)	(429,544)	99,072	199,771	(100,399)	(201,098)	(630,642)	2,390,591	1,759,949

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2023 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series II Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series II Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Equity and Income Fund-Series II Shares

•	Invesco V.I. EQV International Equity Fund-Series II Shares

•	Invesco V.I. Global Fund-Series II Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series II Shares

•	Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

•	Invesco V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio-Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Effective April 29, 2022, Invesco V.I. International Growth Fund renamed Invesco V.I. EQV International Equity Fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2023:

2.00% Series Contracts	$36,036
1.95% Series Contracts	10,373
1.80% Series Contracts	11,166
1.75% Series Contracts	45,932
1.70% Series Contracts	6,946
1.65% Series Contracts	88,885
1.55% Series Contracts	99,230
1.50% Series Contracts	36,438
1.45% Series Contracts	29,535
1.40% Series Contracts	686,813
1.25% Series Contracts	1,624,995
1.00% Series Contracts	38,267

$2,714,616

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $95,051 for the year ended December 31, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2023, are as follows:

	2023
	Cost of	Proceeds
	Purchases	from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$21,215	$69,759
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	1,013,412	545,320
Invesco V.I. Capital Appreciation Fund-Series II Shares	99,935	864,262
Invesco V.I. Comstock Fund-Series I Shares	1,161,643	1,544,291
Invesco V.I. Conservative Balanced Fund-Series II Shares	34,732	92,140
Invesco V.I. Core Equity Fund-Series I Shares	21,397	33,474
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	72,324	489,823
Invesco V.I. Diversified Dividend Fund-Series I Shares	41,674	36,618
Invesco V.I. Equity and Income Fund-Series II Shares	72,276	92,293
Invesco V.I. EQV International Equity Fund-Series II Shares	232,080	511,547
Invesco V.I. Global Fund-Series II Shares	618,047	743,411
Invesco V.I. Global Real Estate Fund-Series II Shares	166,609	275,007
Invesco V.I. Government Securities Fund-Series II Shares	15,505	18,512
Invesco V.I. Health Care Fund-Series I Shares	4,642	37,759
Invesco V.I. Main Street Fund®-Series II Shares	390,137	727,793
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	51,560	661,257
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	149,081	425,510
Invesco V.I. Small Cap Equity Fund-Series I Shares	167,020	425,868
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	709,612	1,276,434
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	130,778	356,858
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,576,762	1,963,129
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	183,584	655,684
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	54,975	146,161
VP Large Company Value Fund-Class II	517,936	687,955
VP Mid Cap Value Fund-Class II	805,730	516,975
VP Ultra® Fund-Class II	22,158	17,082
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	16,251	48,290
Technology Growth Portfolio-Initial Shares	3,299	81,034
BNY Mellon Stock Index Fund, Inc. - Service Shares	1,432,667	3,478,710
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	226,070	265,652
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	68,874	24,683
Government Money Market Portfolio	1,990,139	1,064,790
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	97,305	572,674
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	862,633	648,137
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	10,994	234,050
DWS Small Mid Cap Value VIP-Class B	33,328	47,769
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	151,902	201,900
Franklin Mutual Shares VIP Fund -Class 2	169,052	230,698
Franklin Small Cap Value VIP Fund -Class 2	103,550	440,667
Franklin U.S. Government Securities VIP Fund -Class 2	192,655	404,050
Templeton Foreign VIP Fund -Class 2	304,394	1,203,639
Templeton Global Bond VIP Fund -Class 2	150,939	762,545

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2023, are as follows:

	2023
	Cost of	Proceeds
	Purchases	from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$325,509	$1,802,924
Janus Henderson VIT Enterprise Portfolio-Service Shares	669,516	1,124,535
Janus Henderson VIT Global Research Portfolio-Service Shares	6,090	24,531
Janus Henderson VIT Overseas Portfolio-Service Shares	245,785	1,595,565
Janus Henderson VIT Research Portfolio-Service Shares	370,726	1,269,216
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	47,439	775,257
Discovery Portfolio - Class I	84,619	386,932
U.S. Real Estate Portfolio - Class I	78,523	162,051
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	4,066	71,798
Sustainable Equity Portfolio-Class S	75,989	123,399
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	251,070	382,507
PIMCO Real Return Portfolio - Administrative Class	214,454	735,587
PIMCO Total Return Portfolio - Administrative Class	775,019	2,097,748
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	13,859	54,781
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	168,793	169,541

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	926.386	50.030	0.000	976.416
AB International Value Portfolio - Class B - 1.75% series contract	9.206	0.000	0.035	9.171
AB International Value Portfolio - Class B - 1.65% series contract	9.212	0.000	0.035	9.177
AB International Value Portfolio - Class B - 1.55% series contract	4,975.859	232.546	345.482	4,862.923
AB International Value Portfolio - Class B - 1.50% series contract	1,799.641	40.250	725.770	1,114.121
AB International Value Portfolio - Class B - 1.45% series contract	2,126.962	34.109	7.067	2,154.004
AB International Value Portfolio - Class B - 1.25% series contract	76,787.115	2,871.047	8,213.918	71,444.244
AB International Value Portfolio - Class B - 1.00% series contract	1,763.986	13.374	212.556	1,564.804
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,535.610	17.452	67.905	1,485.157
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,246.018	63.097	1,299.983	9.132
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.217	0.000	2,140.118	3,794.099
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,706.184	76.585	26.703	3,756.066
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,424.183	100.682	344.655	3,180.210
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,200.668	128.082	1,790.268	2,538.482
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	850.156	9.109	0.583	858.682
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	41,775.599	699.911	2,804.483	39,671.027
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	74,654.268	3,742.291	10,335.012	68,061.547
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,899.593	18.351	646.917	1,271.027
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,018.898	0.000	54.155	964.743
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,012.504	33.876	0.363	2,046.017
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,245.022	87.599	2,301.931	30.690
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.787	0.000	0.097	76.690
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,707.413	57.270	0.033	5,764.650
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,123.440	11.566	169.064	965.942
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,490.142	318.912	1,908.276	9,900.778
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,749.877	76.912	969.035	2,857.754
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,395.121	23.823	13.246	3,405.698
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	25,701.292	775.991	1,806.879	24,670.404
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	220,488.125	4,631.862	22,536.005	202,583.982
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,942.509	103.684	462.575	8,583.618
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	10,400.675	108.836	6,560.813	3,948.698
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	5,170.325	42.069	4,800.508	411.886
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	12,895.540	110.338	9,602.867	3,403.011
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	16,850.141	169.775	2,338.398	14,681.518
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,345.048	4.708	142.238	1,207.518
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,447.761	18.919	28.303	1,438.377
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	103,495.898	2,461.325	10,230.597	95,726.626
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	92,657.300	14,133.643	24,276.646	82,514.297
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	542.328	46.686	0.318	588.696
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.211	0.000	0.035	9.176
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	237.021	0.000	13.400	223.621
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	4,044.857	197.226	589.101	3,652.982
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.615	0.000	0.033	9.582
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,053.222	1,281.439	1,713.952	33,620.709
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	11,768.129	146.182	3,726.298	8,188.013
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.015	0.000	0.041	8.974
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	786.749	0.000	11.904	774.845
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	339.417	1.909	44.440	296.886
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,936.957	302.292	1,048.752	18,190.497
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,356.477	0.000	1,701.619	1,654.858
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,201.610	47.546	24.475	3,224.681
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.765	0.000	0.321	55.444
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.940	0.000	0.315	400.625
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,917.222	0.000	2,551.316	1,365.906
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,714.951	559.279	646.014	10,628.216
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,638.267	149.700	7,678.099	5,109.868
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,874.668	40.960	18.705	4,896.923
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	82,533.408	1,240.865	8,381.955	75,392.318
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	259,501.658	7,402.434	18,407.824	248,496.268
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,706.741	57.416	382.585	8,381.572
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	122.258	5.671	0.067	127.862
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,092.897	13.049	154.622	1,951.324
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,153.360	238.066	1,284.226	13,107.200
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	297.408	0.000	0.272	297.136
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	84,199.317	2,381.863	8,988.335	77,592.845
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	1,285.461	86.927	1,350.066	22.322
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,022.820	115.518	1.865	1,136.473
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.649	0.000	0.034	9.615
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	585.416	29.714	0.345	614.785
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	152,860.330	17,328.704	34,313.358	135,875.676
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,504.437	94.061	7.798	1,590.699
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	449.205	110.368	261.698	297.875
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.181	0.000	0.034	9.147
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	4,036.813	2.051	594.729	3,444.135
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	75.251	7.059	60.755	21.555
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,644.706	39.914	221.687	2,462.933
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	5,022.722	228.534	1,910.119	3,341.137
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	28,391.842	473.309	3,665.580	25,199.571
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	153,562.969	3,934.434	21,808.485	135,688.918
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,598.858	328.430	853.819	3,073.469

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,107.532	0.000	1,381.213	726.319
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,389.160	186.148	312.009	1,263.299
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.799	0.000	0.111	20.687
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,769.666	186.826	663.096	2,293.396
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,731.910	516.223	390.584	9,857.549
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,805.961	793.073	2,480.570	5,118.464
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,496.878	18.278	5.878	1,509.278
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	259,887.555	13,186.689	19,830.190	253,244.054
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,543.917	646.727	955.930	6,234.714
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	331.536	4.503	0.000	336.039
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,678.141	130.424	371.746	6,436.819
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,869.494	781.258	954.116	30,696.636
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	97.718	1.382	0.000	99.100
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,642.265	0.000	81.013	1,561.252
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,592.201	314.040	788.938	20,117.303
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.177	0.000	0.034	9.143
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	587.198	23.395	1.028	609.565
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,111.969	85.369	0.000	1,197.338
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	255.575	1.468	247.497	9.546
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	44,363.089	727.013	4,056.773	41,033.329
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	84,155.793	4,757.624	20,519.700	68,393.717
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	404.262	49.703	0.172	453.793
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	7,238.199	88.886	4,798.460	2,528.625
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	3,349.594	14.356	2,974.893	389.057
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.135	0.000	0.164	240.971
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	6,536.246	59.120	4,422.072	2,173.294
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.157	0.000	0.033	9.124
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,537.202	0.000	731.807	805.395
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	4,055.479	95.794	1,178.414	2,972.859
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,550.709	32.624	0.346	1,582.987
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	14,094.978	489.871	3,389.348	11,195.501
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	70,103.360	2,313.790	12,939.993	59,477.157
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	707.366	11.383	43.650	675.099
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,678.025	0.000	115.326	1,562.699
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	439.590	24.890	455.399	9.081
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	424.528	18.236	4.674	438.090
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	115.846	0.000	6.295	109.551
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	296.756	74.409	5.223	365.942
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	666.565	0.000	212.061	454.504
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,675.572	21.210	0.410	1,696.372
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	43,359.310	1,136.391	2,325.498	42,170.203
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	57,317.664	3,603.375	8,932.452	51,988.587
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	957.481	102.523	583.183	476.821
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	623.857	0.000	33.158	590.699
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	112.381	71.682	154.212	29.851
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	19.073	0.000	2.894	16.179
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	562.343	55.348	9.708	607.983
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,553.839	54.162	324.345	2,283.656
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	26.366	13.928	0.000	40.294
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,355.137	72.349	89.547	3,337.939
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,560.297	226.908	1,080.316	2,706.889
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	946.336	25.155	0.001	971.490
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	29,208.026	567.795	4,929.216	24,846.605
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	115,640.722	4,565.164	10,500.486	109,705.400
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,738.517	234.397	655.057	3,317.857
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	345.332	0.000	56.080	289.252
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	35,800.273	0.000	2,236.005	33,564.268
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,066.457	0.000	34.350	1,032.107
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	58,621.485	110.423	3,122.060	55,609.848
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,247.246	68.372	205.512	11,110.106
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	60,282.910	3,200.291	11,381.526	52,101.675
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	438,172.892	21,813.865	60,498.397	399,488.360
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	13,013.920	0.000	1,559.161	11,454.759
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,017.603	0.000	230.766	7,786.837
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,245.483	0.000	67.825	1,177.658
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,748.621	85.721	23.437	1,810.905
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,899.917	248.327	895.973	9,252.271
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,992.093	110.362	564.998	8,537.457
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,874.147	167.963	75.348	2,966.762
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	148,266.775	3,552.429	24,656.749	127,162.455
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	19,765.496	1,743.701	2,753.750	18,755.447

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.958	0.000	5,353.807	9.151
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	62,211.409	643.943	24,163.596	38,691.756
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,370.393	5.176	74.159	1,301.410
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	100,073.943	17,416.556	18,300.415	99,190.084
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	11,378.182	9,744.887	4,132.432	16,990.637
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	40,919.006	114.709	13,738.627	27,295.088
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,548.496	964.142	1,385.875	15,126.763
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	867,199.177	30,468.614	47,256.280	850,411.511
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,226.552	12.101	180.562	1,058.091
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.001	0.001	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,731.776	78.554	2,420.366	6,389.964
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	31,311.344	68.343	1,738.018	29,641.669
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.056	0.000	0.135	6.921
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,015.320	281.813	110.679	7,186.454
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,562.226	7.582	29.515	1,540.293
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,832.095	93.991	410.497	19,515.589
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,268.402	814.087	3,172.048	16,910.441
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	241,028.231	4,998.286	36,913.280	209,113.237
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,346.847	0.000	947.763	399.084
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	258.273	0.000	176.103	82.170
VP Capital Appreciation Fund-Class I - 1.70% series contract	340.709	2.642	0.000	343.351
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,095.494	0.000	41.390	7,054.104
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.643	0.000	0.333	651.310
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.326	0.000	0.314	563.012
VP Capital Appreciation Fund-Class I - 1.45% series contract	0.000	0.000	0.000	0.000
VP Capital Appreciation Fund-Class I - 1.40% series contract	52,156.074	2,942.105	4,101.248	50,996.931
VP Capital Appreciation Fund-Class I - 1.25% series contract	43,591.176	1,299.853	3,246.380	41,644.649
VP Capital Appreciation Fund-Class I - 1.00% series contract	636.527	18.011	0.046	654.492
VP Large Company Value Fund-Class II - 2.00% series contract	1,140.324	0.000	60.608	1,079.716
VP Large Company Value Fund-Class II - 1.80% series contract	2,320.884	100.515	351.479	2,069.920
VP Large Company Value Fund-Class II - 1.75% series contract	9.115	0.000	0.034	9.081
VP Large Company Value Fund-Class II - 1.70% series contract	1,048.407	0.000	99.205	949.202
VP Large Company Value Fund-Class II - 1.65% series contract *	3,741.051	128.315	440.652	3,428.714
VP Large Company Value Fund-Class II - 1.65% series contract	345.151	18.943	0.000	364.094
VP Large Company Value Fund-Class II - 1.55% series contract	8,392.882	147.414	554.664	7,985.632
VP Large Company Value Fund-Class II - 1.50% series contract	4,549.453	415.373	1,577.462	3,387.364
VP Large Company Value Fund-Class II - 1.40% series contract	26,627.357	573.836	1,461.137	25,740.056
VP Large Company Value Fund-Class II - 1.25% series contract	226,715.446	10,416.827	25,481.709	211,650.564
VP Large Company Value Fund-Class II - 1.00% series contract	5,705.037	464.321	807.595	5,361.763
VP Mid Cap Value Fund-Class II - 2.00% series contract	463.847	0.000	24.653	439.194
VP Mid Cap Value Fund-Class II - 1.80% series contract	920.794	76.766	211.995	785.565
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.087	0.000	0.034	9.053
VP Mid Cap Value Fund-Class II - 1.70% series contract	318.613	0.000	25.272	293.341
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,243.415	105.916	348.935	3,000.396
VP Mid Cap Value Fund-Class II - 1.65% series contract	340.728	13.514	0.000	354.242
VP Mid Cap Value Fund-Class II - 1.55% series contract	5,277.482	146.213	329.054	5,094.641
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,473.949	376.429	1,562.620	3,287.758
VP Mid Cap Value Fund-Class II - 1.40% series contract	13,581.515	240.192	1,118.354	12,703.353
VP Mid Cap Value Fund-Class II - 1.25% series contract	125,865.795	5,020.556	11,628.287	119,258.064
VP Mid Cap Value Fund-Class II - 1.00% series contract	3,970.148	268.220	744.587	3,493.781
VP Ultra® Fund-Class II - 1.70% series contract	547.766	0.000	28.835	518.931
VP Ultra® Fund-Class II - 1.65% series contract	68.666	0.000	4.696	63.970
VP Ultra® Fund-Class II - 1.40% series contract	5,714.483	61.380	269.422	5,506.441
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.147	0.000	0.035	9.112
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.578	0.000	0.034	3,332.544
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.312	0.174	0.148	10.338
MidCap Stock Portfolio-Service Shares - 1.55% series contract	24.395	3.079	0.033	27.441
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.40% series contract	631.573	8.296	207.557	432.312
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,870.147	274.657	1,642.924	7,501.880
MidCap Stock Portfolio-Service Shares - 1.00% series contract	221.079	32.402	0.808	252.673
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,818.129	0.000	72.650	1,745.479
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,047.839	154.738	1,513.294	10,689.283
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,771.035	377.112	8,243.239	4,904.908
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	6,843.199	234.274	6,415.795	661.678
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,409.598	84.020	121.912	1,371.706
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	587.041	0.000	8.713	578.328
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	16,429.968	608.385	11,257.617	5,780.736
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,401.625	42.066	301.484	2,142.207
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,834.548	8.720	881.882	1,961.386
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	14,549.262	249.547	2,191.551	12,607.258
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,672.521	266.635	2,516.199	6,422.957
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,752.920	104.827	18.163	12,839.584
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	254,858.568	3,616.385	17,668.200	240,806.753
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	416,392.594	5,627.016	48,370.595	373,649.015
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	13,303.933	485.564	2,000.898	11,788.599
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.128	0.000	0.034	9.094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.132	0.000	0.034	9.098
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	122.803	0.000	22.826	99.977
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,295.331	352.748	1,355.252	15,292.827
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	29,698.434	775.158	6,388.170	24,085.422
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	602.095	45.984	0.589	647.490

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	632.226	0.000	9.515	622.711
Appreciation Portfolio-Service Shares - 1.70% series contract	264.070	9.867	0.104	273.833
Appreciation Portfolio-Service Shares - 1.65% series contract	791.403	0.373	69.967	721.809
Appreciation Portfolio-Service Shares - 1.40% series contract	15,587.143	169.287	350.806	15,405.624
Government Money Market Portfolio - 2.00% series contract	8,329.322	56,676.729	34,681.050	30,325.001
Government Money Market Portfolio - 1.95% series contract	4,400.696	27,706.117	32,106.813	0.000
Government Money Market Portfolio - 1.80% series contract **	92.976	0.000	0.504	92.472
Government Money Market Portfolio - 1.75% series contract	19,322.094	50,323.796	32,031.132	37,614.758
Government Money Market Portfolio - 1.70% series contract	10,896.487	684.682	1.080	11,580.089
Government Money Market Portfolio - 1.65% series contract *	15,649.193	325.427	26.567	15,948.053
Government Money Market Portfolio - 1.65% series contract	2,698.545	95,489.188	1,124.181	97,063.552
Government Money Market Portfolio - 1.55% series contract	95,174.154	227,028.371	210,972.299	111,230.226
Government Money Market Portfolio - 1.50% series contract	360.556	351,059.475	169,613.602	181,806.429
Government Money Market Portfolio - 1.45% series contract	415.348	0.000	0.731	414.617
Government Money Market Portfolio - 1.40% series contract	785,531.390	271,996.581	39,292.614	1,018,235.357
Government Money Market Portfolio - 1.25% series contract	907,934.545	1,043,972.419	680,333.318	1,271,573.646
Government Money Market Portfolio - 1.00% series contract	28,182.846	44,355.557	17,697.220	54,841.183
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	50.621	0.000	13.114	37.507
Calamos® Growth and Income Portfolio - 1.65% series contract *	331.105	0.000	13.586	317.519
Calamos® Growth and Income Portfolio - 1.65% series contract	601.126	82.066	40.965	642.227
Calamos® Growth and Income Portfolio - 1.55% series contract	2,737.203	0.000	868.137	1,869.066
Calamos® Growth and Income Portfolio - 1.50% series contract	1,251.397	231.240	10.804	1,471.833
Calamos® Growth and Income Portfolio - 1.40% series contract	9,574.858	193.757	1,648.254	8,120.361
Calamos® Growth and Income Portfolio - 1.25% series contract	61,812.269	1,801.976	21,107.947	42,506.298
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.245	0.000	0.050	2,172.195
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,732.024	52.545	0.226	1,784.343
Davis Value Portfolio - 1.75% series contract	47.705	0.000	0.289	47.416
Davis Value Portfolio - 1.70% series contract	0.000	0.000	0.000	0.000
Davis Value Portfolio - 1.65% series contract *	244.751	0.000	13.860	230.891
Davis Value Portfolio - 1.65% series contract	989.282	85.292	40.607	1,033.967
Davis Value Portfolio - 1.55% series contract	10,968.720	222.374	854.001	10,337.093
Davis Value Portfolio - 1.50% series contract	5,743.261	128.573	1,477.496	4,394.338
Davis Value Portfolio - 1.45% series contract	5,224.374	41.419	20.625	5,245.168
Davis Value Portfolio - 1.40% series contract	16,016.084	342.961	1,136.057	15,222.988
Davis Value Portfolio - 1.25% series contract	259,057.129	5,058.934	24,443.394	239,672.669
Davis Value Portfolio - 1.00% series contract	8,645.697	109.740	638.312	8,117.125
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,653.900	17.214	4,637.938	33.176
DWS International Growth VIP-Class A - 1.95% series contract	2,776.461	175.480	2,951.941	0.000
DWS International Growth VIP-Class A - 1.75% series contract	5,493.043	16.206	5,500.077	9.172
DWS International Growth VIP-Class A - 1.65% series contract	9.210	0.000	0.034	9.176
DWS International Growth VIP-Class A - 1.55% series contract	9.611	0.000	0.034	9.577
DWS International Growth VIP-Class A - 1.50% series contract	415.210	0.000	415.210	0.000
DWS International Growth VIP-Class A - 1.25% series contract	18,957.721	596.366	5,187.033	14,367.054
DWS International Growth VIP-Class A - 1.00% series contract	227.861	39.056	257.948	8.969
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.241	0.000	0.034	9.207
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.246	0.000	0.034	9.212
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,923.336	24.880	1,599.692	1,348.524
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	520.528	33.628	0.167	553.989
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,775.648	957.621	878.182	14,855.087
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.928	0.000	0.410	264.518
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.058	0.000	0.129	190.929
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	829.860	41.777	816.841	54.796
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,778.592	19.973	0.183	1,798.382
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	1,651.160	19.522	1,420.357	250.325
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,407.976	97.751	3.237	1,502.490
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	57,733.496	1,490.124	5,519.398	53,704.222
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	870.274	111.309	3.028	978.555
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.048	0.000	794.904	9.144
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	349.723	0.000	13.737	335.986
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,443.709	117.900	1,648.887	2,912.722
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	388.075	22.696	0.113	410.658
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	79,545.982	1,958.848	10,378.705	71,126.125
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.698	0.000	0.278	65.420
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	3,694.457	47.053	2,398.149	1,343.361
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	1,841.718	9.761	1,677.854	173.625
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	4,128.049	45.827	2,566.618	1,607.258
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.568	0.000	0.034	239.534
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,752.146	2.002	195.217	1,558.931
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,302.508	13.416	2,367.713	948.211
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	27,750.341	716.977	3,001.059	25,466.259
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	212.062	18.959	0.974	230.047
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,681.215	5,186.706	7,308.863	6,559.058
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	4,650.123	3,314.406	7,555.559	408.970
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.488	0.000	0.245	573.243
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	14,179.061	4,305.582	9,319.591	9,165.052
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.269	0.000	0.033	9.236
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,780.231	45.428	568.726	2,256.933
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	553.121	19.347	0.435	572.033
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.765	0.000	0.119	67.646
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	72,618.114	4,857.110	15,774.681	61,700.543
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,567.901	81.678	185.538	3,464.041

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	26,127.124	289.992	16,509.147	9,907.969
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	13,141.120	31.769	11,878.930	1,293.959
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,508.475	168.286	624.095	3,052.666
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	25,604.528	211.985	18,031.023	7,785.490
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,690.541	161.179	984.247	5,867.473
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	282.899	28.946	37.871	273.974
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,591.983	200.616	557.939	9,234.660
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	11,016.857	500.855	3,526.577	7,991.135
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,898.308	1,167.619	3,181.829	35,884.098
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	278,947.864	19,263.274	64,068.332	234,142.806
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,245.312	569.933	1,503.283	5,311.962
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	11,479.062	32.038	10,312.359	1,198.741
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	6,598.145	426.999	7,025.144	0.000
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	598.594	100.482	192.549	506.527
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	15,134.464	263.822	14,105.512	1,292.774
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,538.664	114.829	423.358	2,230.135
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,356.387	74.161	1,696.605	1,733.943
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	531.314	88.252	3.582	615.984
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	167,886.927	14,259.029	35,827.114	146,318.842
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,829.623	224.791	37.037	2,017.377
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	560.115	71.873	151.453	480.535
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	601.879	0.000	9.333	592.546
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	6,233.187	15.027	2,461.896	3,786.318
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,509.315	5.256	0.099	4,514.472
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,708.272	8.818	310.139	6,406.951
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,441.755	0.000	1,994.289	1,447.466
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	6,568.274	0.000	1,044.001	5,524.273
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,602.636	157.621	77.822	3,682.435
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	63.948	0.000	4.570	59.378
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	59,768.416	958.036	8,163.568	52,562.884
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	215,958.578	8,893.753	51,469.520	173,382.811
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,067.053	169.108	609.412	2,626.749
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	739.308	0.000	39.294	700.014
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	112.685	69.217	152.487	29.415
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.112	0.000	0.034	9.078
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,552.066	53.907	329.923	3,276.050
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.436	8.437	1.915	50.958
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,595.523	78.639	183.179	4,490.983
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,383.927	220.383	1,382.746	3,221.564
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	17,013.978	438.937	1,926.916	15,525.999
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	129,196.212	3,675.637	16,234.812	116,637.037
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,958.230	1,222.197	8,688.372	7,492.055
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.028	0.000	0.110	57.918
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,254.737	36.347	794.426	4,496.658
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	41,108.853	454.550	27,594.410	13,968.993
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	19,626.792	69.657	17,753.936	1,942.513
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,377.561	113.235	0.281	2,490.515
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	68,724.146	502.233	26,956.849	42,269.530
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	114.111	0.000	1.226	112.885
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,282.692	73.666	759.474	596.884
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,829.014	995.160	1,766.920	23,057.254
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,906.647	575.977	10,426.308	13,056.316
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,610.313	94.777	22.665	7,682.425
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	80,577.526	2,296.029	5,935.100	76,938.455
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	594,984.984	15,015.013	62,263.745	547,736.252
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	11,292.761	50.324	426.194	10,916.891
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,502.921	2,382.428	1,880.458	2,004.891
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	896.887	1,833.418	2,362.994	367.311
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,811.866	2,438.305	2,343.133	1,907.038
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	0.000	0.000	0.000	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,549.194	18.950	1,086.944	3,481.200
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	0.000	0.000	622.400
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	80.445	1.442	72.343	9.544
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	267.240	297.019	0.244	564.015
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,700.136	428.869	789.668	18,339.337
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	112,363.027	8,559.052	35,664.342	85,257.737
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	541.514	0.000	104.894	436.620
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.266	0.000	9.266	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.270	0.000	9.270	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,297.613	5.363	6,302.976	0.000
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,232.982	23.020	1,256.002	0.000
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	876.726	114.614	991.340	0.000
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	16,354.301	333.447	16,687.748	0.000
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	27,613.718	1,021.380	28,635.098	0.000
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,893.015	125.185	3,018.200	0.000
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	20.075	0.000	4.012	16.063
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.337	0.000	621.244	9.093
Discovery Portfolio - Class I - 1.65% series contract	1,773.420	0.000	109.057	1,664.363
Discovery Portfolio - Class I - 1.55% series contract	2,022.842	0.000	19.178	2,003.664
Discovery Portfolio - Class I - 1.50% series contract	2,747.054	173.117	5.494	2,914.677
Discovery Portfolio - Class I - 1.45% series contract	264.996	0.000	3.116	261.880
Discovery Portfolio - Class I - 1.40% series contract	3,594.935	320.294	48.758	3,866.471
Discovery Portfolio - Class I - 1.25% series contract	68,745.375	3,638.674	13,923.779	58,460.270
Discovery Portfolio - Class I - 1.00% series contract	2,447.955	254.636	969.253	1,733.338

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2023	Purchased	Redeemed	12/31/2023
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	799.964	8.821	0.000	808.785
U.S. Real Estate Portfolio - Class I - 1.65% series contract	961.717	73.015	87.234	947.498
U.S. Real Estate Portfolio - Class I - 1.40% series contract	68,767.654	1,346.769	4,550.349	65,564.074
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,403.313	103.149	12.534	1,493.928
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,601.415	231.564	4,107.087	13,725.892
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,567.464	81.432	1.503	1,647.393
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.081	0.000	0.065	5,827.016
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,350.943	8.414	1,351.150	1,008.207
Sustainable Equity Portfolio-Class S - 1.40% series contract	79,377.663	2,254.406	2,983.980	78,648.089
Sustainable Equity Portfolio-Class S - 1.25% series contract	62,952.477	1,805.732	3,738.561	61,019.648
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.776	0.000	0.085	18.691
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,377.941	0.000	959.755	418.186
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	625.357	78.312	157.311	546.358
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,083.810	131.209	2,205.785	9.234
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	188.565	1.914	0.000	190.479
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,843.495	74.399	335.864	2,582.030
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	851.138	15.083	826.919	39.302
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	7,633.487	229.775	1,655.279	6,207.983
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,700.773	421.012	1,137.384	2,984.401
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,356.620	628.642	1,494.766	17,490.496
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	116,478.329	4,722.202	11,702.001	109,498.530
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,918.757	476.360	698.543	8,696.574
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	11,260.698	28.991	10,288.734	1,000.955
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	5,215.705	524.735	5,740.440	0.000
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,709.341	0.000	115.857	1,593.484
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	14,075.194	157.077	10,606.009	3,626.262
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	246.144	3.081	0.000	249.225
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,788.599	81.794	4.236	1,866.157
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,096.210	0.000	1,170.317	6,925.893
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	16,095.444	512.786	699.350	15,908.880
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,691.956	245.557	485.216	2,452.297
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,139.741	15.176	4.269	1,150.648
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	46,072.067	1,319.834	2,618.309	44,773.592
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	202,520.670	7,921.785	25,964.946	184,477.509
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,561.207	223.876	285.964	7,499.119
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	30,150.337	2,995.952	18,741.670	14,404.619
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	17,840.163	1,271.320	17,971.862	1,139.621
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	3,216.824	286.499	655.978	2,847.345
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	38,927.737	2,164.267	28,073.674	13,018.330
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	441.300	8.312	0.093	449.519
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	12,158.884	367.382	1,635.702	10,890.564
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,058.325	113.810	976.348	3,195.787
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	27,374.260	1,540.217	2,816.712	26,097.765
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,893.093	944.673	2,982.540	9,855.226
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,734.707	52.627	15.451	3,771.883
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	80,802.237	2,733.855	8,498.983	75,037.109
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	605,331.408	26,512.301	79,839.749	552,003.960
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	21,063.589	1,018.323	1,422.648	20,659.264
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	175.840	3.554	0.000	179.394
Guggenheim Long Short Equity Fund - 1.65% series contract	221.223	0.000	11.978	209.245
Guggenheim Long Short Equity Fund - 1.40% series contract	19,890.430	825.605	2,724.417	17,991.618
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,052.293	7.483	2,366.155	3,693.621
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	487.796	14.091	17.499	484.388
Wilshire Global Allocation Fund - 1.55% series contract	7,621.423	0.000	600.558	7,020.865
Wilshire Global Allocation Fund - 1.50% series contract	6.063	0.000	0.532	5.531
Wilshire Global Allocation Fund - 1.40% series contract	64,796.977	4,261.758	4,748.120	64,310.615
Wilshire Global Allocation Fund - 1.25% series contract	74,719.923	3,555.962	6,401.082	71,874.803
Wilshire Global Allocation Fund - 1.00% series contract	7,468.534	987.718	50.839	8,405.413

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	871.488	54.898	0.000	926.386
AB International Value Portfolio - Class B - 1.75% series contract	9.239	0.000	0.033	9.206
AB International Value Portfolio - Class B - 1.65% series contract	9.244	0.000	0.032	9.212
AB International Value Portfolio - Class B - 1.55% series contract	4,679.479	349.529	53.149	4,975.859
AB International Value Portfolio - Class B - 1.50% series contract	1,793.768	107.697	101.824	1,799.641
AB International Value Portfolio - Class B - 1.45% series contract	2,078.346	58.400	9.784	2,126.962
AB International Value Portfolio - Class B - 1.25% series contract	77,148.587	3,483.841	3,845.313	76,787.115
AB International Value Portfolio - Class B - 1.00% series contract	1,806.796	11.006	53.816	1,763.986
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,589.567	18.235	72.192	1,535.610
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,140.623	105.395	0.000	1,246.018
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.250	0.000	0.033	5,934.217
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,798.722	74.061	166.599	3,706.184
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,327.442	167.221	70.480	3,424.183
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,257.318	63.107	119.757	4,200.668
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	839.328	11.289	0.461	850.156
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	43,102.685	804.430	2,131.516	41,775.599
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	81,673.564	2,944.776	9,964.072	74,654.268
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	4,881.532	606.389	3,588.328	1,899.593
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,150.787	0.830	132.719	1,018.898
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	1,977.896	34.996	0.388	2,012.504
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,104.447	140.703	0.128	2,245.022
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.882	0.000	0.095	76.787
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,632.864	74.746	0.197	5,707.413
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,137.537	29.472	43.569	1,123.440
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,184.799	362.531	57.188	11,490.142
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,793.637	118.318	162.078	3,749.877
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,374.948	39.355	19.182	3,395.121
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	27,230.479	749.507	2,278.694	25,701.292
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	235,902.566	4,987.489	20,401.930	220,488.125
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	11,442.525	132.600	2,632.616	8,942.509
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	14,586.564	102.994	4,288.883	10,400.675
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	10,178.159	75.980	5,083.814	5,170.325
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,236.689	251.931	8,593.080	12,895.540
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,503.542	212.375	865.776	16,850.141
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	2,579.847	0.000	1,234.799	1,345.048
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,614.887	18.241	185.367	1,447.761
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	112,625.023	2,024.481	11,153.606	103,495.898
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	110,510.167	16,380.797	34,233.664	92,657.300
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	493.858	48.801	0.331	542.328
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.244	0.000	0.033	9.211
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	254.672	0.000	17.651	237.021
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,910.098	201.144	66.385	4,044.857
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.648	0.000	0.033	9.615
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,765.897	1,513.369	2,226.044	34,053.222
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	14,274.511	366.960	2,873.342	11,768.129
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.056	0.000	0.041	9.015
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	804.276	0.000	17.527	786.749
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	348.665	18.950	28.198	339.417
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	19,310.588	381.339	754.970	18,936.957
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,473.713	0.000	117.236	3,356.477
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,191.310	46.227	35.927	3,201.610
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	56.054	0.000	0.289	55.765
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	401.247	0.000	0.307	400.940
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,959.703	0.000	1,042.481	3,917.222
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	13,163.635	703.475	3,152.159	10,714.951
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,637.158	211.431	210.322	12,638.267
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,836.229	65.446	27.007	4,874.668
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	90,433.380	1,667.906	9,567.878	82,533.408
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	285,499.611	6,471.169	32,469.122	259,501.658
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	9,093.992	1,613.979	2,001.230	8,706.741
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	116.595	5.729	0.066	122.258
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,099.725	2.267	9.095	2,092.897
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,884.595	579.654	1,310.889	14,153.360
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	712.975	0.000	415.567	297.408
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	83,700.808	2,461.833	1,963.324	84,199.317
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	1,143.566	151.032	9.137	1,285.461
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,529.190	380.972	887.342	1,022.820
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.681	0.000	0.032	9.649
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	557.608	28.176	0.368	585.416
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	160,417.432	31,803.670	39,360.772	152,860.330
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	2,700.360	167.882	1,363.805	1,504.437
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	1,463.634	146.123	1,160.552	449.205
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.214	0.000	0.033	9.181
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,842.296	200.516	5.999	4,036.813
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	140.340	1.515	66.604	75.251
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,472.873	193.565	21.732	2,644.706
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	4,159.895	863.451	0.624	5,022.722
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	32,468.059	855.195	4,931.412	28,391.842
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	160,230.951	7,454.590	14,122.572	153,562.969
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,717.998	401.250	520.390	3,598.858

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,235.899	0.210	128.577	2,107.532
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	2,640.399	171.846	1,423.084	1,389.160
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.900	0.000	0.101	20.799
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	4,019.717	182.735	1,432.787	2,769.666
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	10,125.834	356.284	750.209	9,731.910
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,225.529	649.706	69.274	6,805.961
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,474.665	30.598	8.385	1,496.878
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	270,699.170	11,951.200	22,762.815	259,887.555
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,839.436	690.200	985.719	6,543.917
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	327.424	4.112	0.000	331.536
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,855.274	0.000	177.133	6,678.141
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	21,440.521	12,001.336	2,572.363	30,869.494
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	96.426	1.292	0.000	97.718
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,700.380	0.000	58.115	1,642.265
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,574.707	312.485	294.991	20,592.201
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.210	0.000	0.033	9.177
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	643.243	173.691	229.736	587.198
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,023.505	88.464	0.000	1,111.969
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	315.616	4.256	64.297	255.575
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	49,087.320	794.485	5,518.716	44,363.089
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	93,952.297	11,056.395	20,852.899	84,155.793
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	348.021	56.400	0.159	404.262
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	8,565.240	81.775	1,408.816	7,238.199
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	5,672.097	41.665	2,364.168	3,349.594
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.312	0.000	0.177	241.135
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	9,812.867	74.631	3,351.252	6,536.246
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.190	0.000	0.033	9.157
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,546.587	0.000	9.385	1,537.202
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,951.483	103.996	0.000	4,055.479
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,554.274	31.363	34.928	1,550.709
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	18,691.023	229.671	4,825.716	14,094.978
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	91,867.326	2,128.294	23,892.260	70,103.360
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	698.112	10.559	1.305	707.366
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,800.615	0.000	122.590	1,678.025
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	398.742	40.848	0.000	439.590
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	429.831	0.917	6.220	424.528
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	124.133	0.000	8.287	115.846
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	229.830	73.635	6.709	296.756
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	712.202	0.000	45.637	666.565
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,654.435	21.836	0.699	1,675.572
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	47,275.329	840.834	4,756.853	43,359.310
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	66,291.125	5,848.135	14,821.596	57,317.664
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	859.453	98.459	0.431	957.481
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	714.375	0.595	91.113	623.857
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	821.720	81.739	791.078	112.381
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	23.715	0.000	4.642	19.073
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	575.026	0.000	12.683	562.343
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,440.930	136.933	24.024	2,553.839
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	142.641	2.392	118.667	26.366
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,252.445	130.187	27.495	3,355.137
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,316.504	407.000	163.207	3,560.297
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	921.928	24.615	0.207	946.336
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	30,202.730	1,177.479	2,172.183	29,208.026
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	122,180.723	5,595.447	12,135.448	115,640.722
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,851.749	270.957	384.189	3,738.517
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	536.196	0.000	190.864	345.332
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	36,559.701	629.598	1,389.026	35,800.273
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,095.422	0.000	28.965	1,066.457
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	73,468.873	278.507	15,125.895	58,621.485
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,379.393	59.850	191.997	11,247.246
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	59,550.843	2,922.513	2,190.446	60,282.910
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	486,454.521	14,570.344	62,851.973	438,172.892
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	12,932.449	829.673	748.202	13,013.920
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,261.840	0.000	244.237	8,017.603
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,321.511	0.000	76.028	1,245.483
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,826.192	6.965	84.536	1,748.621
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,863.323	184.169	147.575	9,899.917
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,649.950	36.674	694.531	8,992.093
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,851.412	216.659	193.924	2,874.147
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	141,254.101	24,607.855	17,595.181	148,266.775
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	17,713.118	2,055.704	3.326	19,765.496

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.992	0.000	0.034	5,362.958
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	73,918.847	1,038.198	12,745.636	62,211.409
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	4,611.628	51.650	3,292.885	1,370.393
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	147,532.041	4,666.629	52,124.727	100,073.943
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	9,922.578	1,462.224	6.620	11,378.182
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	41,337.671	192.829	611.494	40,919.006
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,320.620	871.120	5,643.244	15,548.496
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	921,424.550	23,390.631	77,616.004	867,199.177
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,198.594	30.883	2.925	1,226.552
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.001	0.001	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,788.186	16.045	1,072.455	8,731.776
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,495.224	7.510	2,191.390	31,311.344
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.183	0.000	0.127	7.056
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	6,785.384	314.617	84.681	7,015.320
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,590.013	7.458	35.245	1,562.226
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,949.487	15,898.322	24,015.714	19,832.095
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,387.137	0.000	1,118.735	19,268.402
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	253,469.577	6,760.796	19,202.142	241,028.231
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	400.853	946.817	0.823	1,346.847
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	438.426	0.000	180.153	258.273
VP Capital Appreciation Fund-Class I - 1.70% series contract	338.168	2.541	0.000	340.709
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,226.149	14.538	145.193	7,095.494
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.958	0.000	0.315	651.643
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.645	0.000	0.319	563.326
VP Capital Appreciation Fund-Class I - 1.45% series contract	117.707	0.000	117.707	0.000
VP Capital Appreciation Fund-Class I - 1.40% series contract	58,683.528	1,173.851	7,701.305	52,156.074
VP Capital Appreciation Fund-Class I - 1.25% series contract	47,346.408	1,838.599	5,593.831	43,591.176
VP Capital Appreciation Fund-Class I - 1.00% series contract	616.508	20.064	0.045	636.527
VP Large Company Value Fund-Class II - 2.00% series contract	1,359.413	0.000	219.089	1,140.324
VP Large Company Value Fund-Class II - 1.80% series contract	3,563.024	89.920	1,332.060	2,320.884
VP Large Company Value Fund-Class II - 1.75% series contract	9.148	0.000	0.033	9.115
VP Large Company Value Fund-Class II - 1.70% series contract	1,076.441	0.001	28.035	1,048.407
VP Large Company Value Fund-Class II - 1.65% series contract *	3,703.285	102.322	64.556	3,741.051
VP Large Company Value Fund-Class II - 1.65% series contract	412.698	3.244	70.791	345.151
VP Large Company Value Fund-Class II - 1.55% series contract	8,448.967	92.799	148.884	8,392.882
VP Large Company Value Fund-Class II - 1.50% series contract	4,819.612	232.883	503.042	4,549.453
VP Large Company Value Fund-Class II - 1.45% series contract	89.183	0.000	89.183	0.000
VP Large Company Value Fund-Class II - 1.40% series contract	28,701.196	1,323.271	3,397.110	26,627.357
VP Large Company Value Fund-Class II - 1.25% series contract	253,681.850	11,811.707	38,778.111	226,715.446
VP Large Company Value Fund-Class II - 1.00% series contract	5,707.730	533.577	536.270	5,705.037
VP Mid Cap Value Fund-Class II - 2.00% series contract	572.521	0.000	108.674	463.847
VP Mid Cap Value Fund-Class II - 1.80% series contract	1,831.691	70.193	981.090	920.794
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.120	0.000	0.033	9.087
VP Mid Cap Value Fund-Class II - 1.70% series contract	327.132	0.000	8.519	318.613
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,221.967	74.704	53.256	3,243.415
VP Mid Cap Value Fund-Class II - 1.65% series contract	338.406	2.322	0.000	340.728
VP Mid Cap Value Fund-Class II - 1.55% series contract	6,365.487	81.358	1,169.363	5,277.482
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,615.344	202.371	343.766	4,473.949
VP Mid Cap Value Fund-Class II - 1.40% series contract	14,479.922	411.398	1,309.805	13,581.515
VP Mid Cap Value Fund-Class II - 1.25% series contract	133,252.418	5,703.214	13,089.837	125,865.795
VP Mid Cap Value Fund-Class II - 1.00% series contract	4,271.616	304.047	605.515	3,970.148
VP Ultra® Fund-Class II - 1.70% series contract	562.413	0.000	14.647	547.766
VP Ultra® Fund-Class II - 1.65% series contract	116.865	0.000	48.199	68.666
VP Ultra® Fund-Class II - 1.40% series contract	5,737.450	1,086.665	1,109.632	5,714.483
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.180	0.000	0.033	9.147
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.611	0.000	0.033	3,332.578
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.610	0.008	0.306	10.312
MidCap Stock Portfolio-Service Shares - 1.55% series contract	19.191	5.236	0.032	24.395
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.449	0.000	35.449	0.000
MidCap Stock Portfolio-Service Shares - 1.40% series contract	767.540	30.744	166.711	631.573
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,934.307	796.818	860.978	8,870.147
MidCap Stock Portfolio-Service Shares - 1.00% series contract	363.570	43.767	186.258	221.079
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,857.321	0.000	39.192	1,818.129
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,614.819	634.675	1,201.655	12,047.839
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,000.838	2,365.590	1,595.393	12,771.035
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	7,993.118	2,076.238	3,226.157	6,843.199
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,968.644	94.572	653.618	1,409.598
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	599.869	0.000	12.828	587.041
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	17,662.803	3,309.533	4,542.368	16,429.968
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,338.168	66.337	2.880	2,401.625
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,857.107	1.553	24.112	2,834.548
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	16,581.369	1,945.800	3,977.907	14,549.262
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,514.013	563.142	404.634	8,672.521
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,653.416	127.052	27.548	12,752.920
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	275,148.437	5,114.714	25,404.583	254,858.568
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	444,632.947	15,892.625	44,132.978	416,392.594
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	22,631.175	595.820	9,923.062	13,303.933
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.161	0.000	0.033	9.128
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.165	0.000	0.033	9.132
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	134.411	0.000	11.608	122.803
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,331.932	233.671	270.272	16,295.331
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	41,511.429	950.181	12,763.176	29,698.434
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	661.083	45.278	104.266	602.095

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	646.234	0.000	14.008	632.226
Appreciation Portfolio-Service Shares - 1.70% series contract	253.788	10.382	0.100	264.070
Appreciation Portfolio-Service Shares - 1.65% series contract	801.050	34.288	43.935	791.403
Appreciation Portfolio-Service Shares - 1.40% series contract	18,835.956	353.972	3,602.785	15,587.143
Government Money Market Portfolio - 2.00% series contract	8,762.825	0.000	433.503	8,329.322
Government Money Market Portfolio - 1.95% series contract	3,819.958	580.738	0.000	4,400.696
Government Money Market Portfolio - 1.80% series contract **	93.506	0.000	0.530	92.976
Government Money Market Portfolio - 1.75% series contract	30,137.318	0.000	10,815.224	19,322.094
Government Money Market Portfolio - 1.70% series contract	10,201.062	695.425	0.000	10,896.487
Government Money Market Portfolio - 1.65% series contract *	5,123.470	27,734.479	17,208.756	15,649.193
Government Money Market Portfolio - 1.65% series contract	2,701.051	0.000	2.506	2,698.545
Government Money Market Portfolio - 1.55% series contract	5,419.195	173,734.827	83,979.868	95,174.154
Government Money Market Portfolio - 1.50% series contract	361.928	0.000	1.372	360.556
Government Money Market Portfolio - 1.45% series contract	393.632	22.293	0.577	415.348
Government Money Market Portfolio - 1.40% series contract	662,190.028	253,921.602	130,580.240	785,531.390
Government Money Market Portfolio - 1.25% series contract	527,264.724	777,959.223	397,289.402	907,934.545
Government Money Market Portfolio - 1.00% series contract	112,645.001	157.661	84,619.816	28,182.846
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	70.977	0.000	20.356	50.621
Calamos® Growth and Income Portfolio - 1.65% series contract *	984.835	0.000	653.730	331.105
Calamos® Growth and Income Portfolio - 1.65% series contract	555.084	80.985	34.943	601.126
Calamos® Growth and Income Portfolio - 1.55% series contract	4,856.465	0.000	2,119.262	2,737.203
Calamos® Growth and Income Portfolio - 1.50% series contract	1,006.181	245.216	0.000	1,251.397
Calamos® Growth and Income Portfolio - 1.40% series contract	11,232.075	233.523	1,890.740	9,574.858
Calamos® Growth and Income Portfolio - 1.25% series contract	67,115.193	2,809.086	8,112.010	61,812.269
Calamos® Growth and Income Portfolio - 1.00% series contract	2,253.506	0.000	81.261	2,172.245
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,675.833	56.432	0.241	1,732.024
Davis Value Portfolio - 1.75% series contract	47.965	0.000	0.260	47.705
Davis Value Portfolio - 1.70% series contract	0.000	0.000	0.000	0.000
Davis Value Portfolio - 1.65% series contract *	263.007	0.000	18.256	244.751
Davis Value Portfolio - 1.65% series contract	994.248	96.789	101.755	989.282
Davis Value Portfolio - 1.55% series contract	10,591.192	386.987	9.459	10,968.720
Davis Value Portfolio - 1.50% series contract	5,745.150	210.119	212.008	5,743.261
Davis Value Portfolio - 1.45% series contract	5,178.548	75.551	29.725	5,224.374
Davis Value Portfolio - 1.40% series contract	16,145.903	432.179	561.998	16,016.084
Davis Value Portfolio - 1.25% series contract	275,208.571	6,287.465	22,438.907	259,057.129
Davis Value Portfolio - 1.00% series contract	10,244.210	132.227	1,730.740	8,645.697
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,693.547	602.382	642.029	4,653.900
DWS International Growth VIP-Class A - 1.95% series contract	3,604.994	549.023	1,377.556	2,776.461
DWS International Growth VIP-Class A - 1.75% series contract	6,506.925	893.467	1,907.349	5,493.043
DWS International Growth VIP-Class A - 1.65% series contract	9.244	0.000	0.034	9.210
DWS International Growth VIP-Class A - 1.55% series contract	9.644	0.000	0.033	9.611
DWS International Growth VIP-Class A - 1.50% series contract	349.149	66.061	0.000	415.210
DWS International Growth VIP-Class A - 1.25% series contract	21,344.369	1,790.388	4,177.036	18,957.721
DWS International Growth VIP-Class A - 1.00% series contract	189.020	39.151	0.310	227.861
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.274	0.001	0.034	9.241
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.279	0.000	0.033	9.246
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,910.558	31.187	18.409	2,923.336
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	487.514	33.184	0.170	520.528
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,622.364	1,059.012	905.728	14,775.648
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	265.347	0.000	0.419	264.928
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.199	0.000	0.141	191.058
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	870.758	67.069	107.967	829.860
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,757.592	21.191	0.191	1,778.592
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	2,665.653	28.640	1,043.133	1,651.160
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,298.381	110.036	0.441	1,407.976
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	63,084.935	1,772.363	7,123.802	57,733.496
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	749.485	122.972	2.183	870.274
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.081	0.000	0.033	804.048
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	367.758	0.000	18.035	349.723
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,312.878	130.831	0.000	4,443.709
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	365.376	23.357	0.658	388.075
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	89,528.968	3,460.713	13,443.699	79,545.982
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.961	0.000	0.263	65.698
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	4,891.398	43.212	1,240.153	3,694.457
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	3,453.671	26.554	1,638.507	1,841.718
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	6,553.050	76.800	2,501.801	4,128.049
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.601	0.000	0.033	239.568
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,774.001	3.292	25.147	1,752.146
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,365.017	9.915	72.424	3,302.508
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	32,484.960	1,715.791	6,450.410	27,750.341
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	529.838	22.024	339.800	212.062
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,655.231	1,268.063	1,242.079	8,681.215
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	5,423.962	1,132.940	1,906.779	4,650.123
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.750	0.000	0.262	573.488
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	16,442.915	1,830.320	4,094.174	14,179.061
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.303	0.000	0.034	9.269
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	3,315.240	14.548	549.557	2,780.231
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	482.200	71.553	0.632	553.121
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	64.300	3.558	0.093	67.765
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	79,885.060	4,023.506	11,290.452	72,618.114
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	7,662.410	87.199	4,181.708	3,567.901

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	28,247.176	1,143.774	3,263.826	26,127.124
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	19,170.631	346.827	6,376.338	13,141.120
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	5,810.792	201.961	2,504.278	3,508.475
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	33,915.819	759.618	9,070.909	25,604.528
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,098.066	1,136.423	543.948	6,690.541
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	288.376	21.896	27.373	282.899
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,501.386	306.954	216.357	9,591.983
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,722.844	942.115	648.102	11,016.857
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,839.371	2,082.823	2,023.886	37,898.308
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	279,091.029	52,103.386	52,246.551	278,947.864
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,306.878	741.737	803.303	6,245.312
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	13,992.428	121.288	2,634.654	11,479.062
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	9,554.725	127.358	3,083.938	6,598.145
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	1,600.725	89.551	1,091.682	598.594
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	20,925.580	278.906	6,070.022	15,134.464
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	3,576.780	290.083	1,328.199	2,538.664
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,268.485	88.145	0.243	3,356.387
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	452.418	90.328	11.432	531.314
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	196,508.869	8,795.398	37,417.340	167,886.927
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,697.298	212.492	80.167	1,829.623
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	1,300.108	73.963	813.956	560.115
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	615.621	0.000	13.742	601.879
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	7,065.729	121.208	953.750	6,233.187
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,232.240	277.172	0.097	4,509.315
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,209.823	6.798	508.349	6,708.272
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,939.120	0.933	498.298	3,441.755
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	18,322.552	0.000	11,754.278	6,568.274
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,509.058	170.491	76.913	3,602.636
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	69.512	0.000	5.564	63.948
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	63,123.545	1,180.452	4,535.581	59,768.416
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	229,107.458	19,286.004	32,434.884	215,958.578
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,340.533	763.058	36.538	3,067.053
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	860.402	0.445	121.539	739.308
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	862.290	78.255	827.860	112.685
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.145	0.000	0.033	9.112
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,765.281	96.237	309.452	3,552.066
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.909	1.819	2.292	44.436
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,532.457	98.944	35.878	4,595.523
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,229.535	281.639	127.247	4,383.927
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	19,602.395	668.953	3,257.370	17,013.978
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	141,672.707	4,942.499	17,418.994	129,196.212
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	15,097.874	1,771.815	1,911.459	14,958.230
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.135	0.000	0.107	58.028
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,633.931	43.599	422.793	5,254.737
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	58,530.353	440.349	17,861.849	41,108.853
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	40,078.021	275.148	20,726.377	19,626.792
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,256.210	121.650	0.299	2,377.561
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	102,054.028	458.480	33,788.362	68,724.146
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	576.575	0.000	462.464	114.111
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,337.193	80.129	134.630	1,282.692
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,529.514	886.754	587.254	23,829.014
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,945.253	804.200	842.806	22,906.647
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,459.831	182.862	32.380	7,610.313
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	85,224.024	2,886.684	7,533.182	80,577.526
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	708,712.919	21,944.430	135,672.365	594,984.984
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	21,623.423	96.774	10,427.436	11,292.761
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,672.630	42.816	212.525	1,502.921
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	1,481.527	15.564	600.204	896.887
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	2,547.157	13.818	749.109	1,811.866
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	0.000	0.000	0.000	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,417.089	261.191	129.086	4,549.194
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	672.621	5.428	55.649	622.400
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,184.000	11.480	2,115.035	80.445
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	253.790	13.697	0.247	267.240
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,708.860	402.861	411.585	18,700.136
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	100,296.807	29,654.053	17,587.833	112,363.027
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	542.041	0.986	1.513	541.514
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.299	0.000	0.033	9.266
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.303	0.000	0.033	9.270
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,362.637	2.956	67.980	6,297.613
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,237.626	1,970.810	1,975.454	1,232.982
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	902.378	69.967	95.619	876.726
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	17,808.784	3,246.040	4,700.523	16,354.301
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	24,765.131	5,158.488	2,309.901	27,613.718
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	1,871.859	1,196.495	175.339	2,893.015
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	16.543	5.355	1.823	20.075
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.370	0.000	0.033	630.337
Discovery Portfolio - Class I - 1.65% series contract	1,860.177	0.000	86.757	1,773.420
Discovery Portfolio - Class I - 1.55% series contract	2,048.119	0.000	25.277	2,022.842
Discovery Portfolio - Class I - 1.50% series contract	2,594.380	152.674	0.000	2,747.054
Discovery Portfolio - Class I - 1.45% series contract	267.845	1.891	4.740	264.996
Discovery Portfolio - Class I - 1.40% series contract	6,771.044	345.811	3,521.920	3,594.935
Discovery Portfolio - Class I - 1.25% series contract	73,659.209	6,716.692	11,630.526	68,745.375
Discovery Portfolio - Class I - 1.00% series contract	2,177.987	271.373	1.405	2,447.955

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	791.875	8.089	0.000	799.964
U.S. Real Estate Portfolio - Class I - 1.65% series contract	1,043.281	63.337	144.901	961.717
U.S. Real Estate Portfolio - Class I - 1.40% series contract	70,877.193	1,841.652	3,951.191	68,767.654
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,404.947	15.439	17.073	1,403.313
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,875.509	250.771	524.865	17,601.415
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,402.409	166.547	1.492	1,567.464
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.145	0.000	0.064	5,827.081
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,341.438	9.569	0.064	2,350.943
Sustainable Equity Portfolio-Class S - 1.40% series contract	103,285.157	1,141.746	25,049.240	79,377.663
Sustainable Equity Portfolio-Class S - 1.25% series contract	75,002.392	2,793.765	14,843.680	62,952.477
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.859	0.000	0.083	18.776
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,598.307	0.291	220.657	1,377.941
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	1,437.046	75.572	887.261	625.357
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,130.114	214.196	260.500	2,083.810
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	186.733	1.833	0.001	188.565
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	3,812.022	662.718	1,631.245	2,843.495
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	848.500	2.639	0.001	851.138
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	8,381.909	232.672	981.094	7,633.487
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,668.378	233.081	200.686	3,700.773
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,846.324	806.466	1,296.170	18,356.620
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	134,901.422	10,221.624	28,644.717	116,478.329
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	9,180.013	514.206	775.462	8,918.757
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	12,037.077	834.866	1,611.245	11,260.698
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	6,800.183	670.104	2,254.582	5,215.705
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,832.495	0.000	123.154	1,709.341
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	17,606.061	898.713	4,429.580	14,075.194
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	243.363	2.781	0.000	246.144
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,738.913	70.598	20.912	1,788.599
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,126.008	0.000	29.798	8,096.210
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	18,054.772	166.678	2,126.006	16,095.444
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,582.689	218.822	109.555	2,691.956
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,112.380	34.115	6.754	1,139.741
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	52,571.891	1,807.114	8,306.938	46,072.067
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	217,584.299	7,140.684	22,204.313	202,520.670
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	11,522.787	275.795	4,237.375	7,561.207
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	26,840.336	8,828.133	5,518.132	30,150.337
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	18,958.413	7,172.391	8,290.641	17,840.163
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	5,778.113	241.079	2,802.368	3,216.824
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	41,380.069	11,927.029	14,379.361	38,927.737
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	433.285	8.016	0.001	441.300
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,844.954	1,657.915	343.985	12,158.884
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,233.604	9.373	184.652	4,058.325
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	28,139.814	664.839	1,430.393	27,374.260
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,507.089	898.046	512.042	11,893.093
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,648.636	109.308	23.237	3,734.707
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	85,681.198	2,553.532	7,432.493	80,802.237
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	648,856.824	38,831.426	82,356.842	605,331.408
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	23,117.353	1,330.226	3,383.990	21,063.589
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	172.129	3.711	0.000	175.840
Guggenheim Long Short Equity Fund - 1.65% series contract	233.202	0.000	11.979	221.223
Guggenheim Long Short Equity Fund - 1.40% series contract	20,423.186	697.250	1,230.006	19,890.430
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,624.871	130.660	703.238	6,052.293
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	505.691	8.073	25.968	487.796
Wilshire Global Allocation Fund - 1.55% series contract	7,621.555	0.000	0.132	7,621.423
Wilshire Global Allocation Fund - 1.50% series contract	6.603	0.000	0.540	6.063
Wilshire Global Allocation Fund - 1.40% series contract	66,963.729	4,444.410	6,611.162	64,796.977
Wilshire Global Allocation Fund - 1.25% series contract	88,806.664	3,514.511	17,601.252	74,719.923
Wilshire Global Allocation Fund - 1.00% series contract	6,938.835	539.933	10.234	7,468.534

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	82	$6.918511	$7.853301	$617	0.70%	1.00%	1.80%	12.77%	13.69%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	125	25.287285	28.702701	4,586	0.61%	1.00%	1.80%	13.53%	14.45%
Invesco V.I. Capital Appreciation Fund- Series II Shares	262	27.610078	32.356946	8,528	0.00%	1.00%	2.00%	32.34%	33.68%
Invesco V.I. Comstock Fund-Series I Shares	204	26.501593	30.142997	5,871	1.73%	1.00%	2.00%	10.12%	11.24%
Invesco V.I. Conservative Balanced Fund-Series II Shares	46	12.524258	14.110282	841	1.69%	1.00%	1.75%	10.35%	11.19%
Invesco V.I. Core Equity Fund-Series I Shares	19	26.187344	28.138244	540	0.75%	1.40%	1.80%	21.15%	21.64%
Invesco V.I. Discovery Mid Cap Growth Fund- Series II Shares	360	12.473189	12.946661	4,604	0.00%	1.00%	2.00%	10.60%	11.73%
Invesco V.I. Diversified Dividend Fund-Series I Shares	15	24.465096	25.427804	384	1.93%	1.40%	1.70%	7.20%	7.52%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	78	10.200633	10.269934	800	1.69%	1.40%	1.65%	8.42%	8.70%
Invesco V.I. EQV International Equity Fund-Series II Shares	139	13.758963	15.501638	2,074	0.00%	1.00%	1.75%	15.81%	16.69%
Invesco V.I. Global Fund-Series II Shares	174	23.624043	26.815063	5,080	0.00%	1.00%	1.80%	32.04%	33.11%
Invesco V.I. Global Real Estate Fund-Series II Shares	280	9.967006	11.681273	3,138	1.18%	1.00%	2.00%	6.65%	7.74%
Invesco V.I. Government Securities Fund-Series II Shares	37	11.354457	12.117823	450	1.79%	1.40%	1.70%	2.69%	3.00%
Invesco V.I. Health Care Fund-Series I Shares	22	37.552160	40.077022	869	0.00%	1.40%	1.70%	1.28%	1.58%
Invesco V.I. Main Street Fund®-Series II Shares	112	28.387240	31.981930	3,621	0.47%	1.00%	1.75%	20.69%	21.60%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	82	19.408728	22.746287	1,949	0.03%	1.00%	2.00%	11.87%	13.01%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	99	31.009530	35.197752	4,407	0.90%	1.00%	1.80%	15.70%	16.64%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	23.889880	27.998049	3,920	0.00%	1.00%	2.00%	14.25%	15.41%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	567	14.988171	17.565198	9,466	1.92%	1.00%	2.00%	10.57%	11.70%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	177	11.334312	12.769605	2,170	2.21%	1.00%	1.75%	5.96%	6.77%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,050	17.498836	19.714806	19,719	1.78%	1.00%	1.75%	13.26%	14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	293	12.876586	15.090568	4,190	2.00%	1.00%	2.00%	8.39%	9.49%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	102	20.789542	22.379617	2,204	0.00%	1.00%	1.75%	18.58%	19.49%
VP Large Company Value Fund-Class II	262	20.451607	23.968038	6,103	2.38%	1.00%	2.00%	1.71%	2.74%
VP Mid Cap Value Fund-Class II	149	29.600560	34.689739	5,045	2.12%	1.00%	2.00%	3.91%	4.97%
VP Ultra® Fund-Class II	6	49.201395	52.145012	316	0.00%	1.40%	1.70%	40.84%	41.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	25.532521	28.766182	331	0.49%	1.00%	1.75%	15.93%	16.81%
Technology Growth Portfolio-Initial Shares	12	53.734100	56.949407	704	0.00%	1.40%	1.70%	56.72%	57.20%
BNY Mellon Stock Index Fund, Inc. - Service Shares	676	31.838606	37.312198	28,333	1.16%	1.00%	2.00%	23.10%	24.35%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	41	31.730280	36.015169	1,562	0.55%	1.00%	1.80%	21.29%	22.28%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	42.385553	46.229992	782	0.49%	1.40%	1.80%	18.50%	18.98%
Government Money Market Portfolio	2,831	0.792277	0.948147	2,605	4.62%	1.00%	2.00%	3.23%	3.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	57	24.422878	27.515338	1,497	0.54%	1.00%	1.75%	18.02%	18.92%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	286	23.226251	26.363166	7,204	1.34%	1.00%	1.80%	30.25%	31.31%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	14	12.315497	14.433537	200	0.62%	1.00%	2.00%	13.73%	14.88%
DWS Small Mid Cap Value VIP-Class B	17	20.368150	22.601097	371	0.80%	1.00%	1.75%	12.59%	13.44%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	58	25.844993	29.112643	1,636	2.41%	1.00%	1.80%	18.15%	19.11%
Franklin Mutual Shares VIP Fund -Class 2	75	17.506402	19.723425	1,416	1.77%	1.00%	1.75%	11.48%	12.33%
Franklin Small Cap Value VIP Fund -Class 2	32	36.974390	42.914753	1,290	0.50%	1.00%	2.00%	10.50%	11.62%
Franklin U.S. Government Securities VIP Fund -Class 2	85	9.419767	11.039306	883	2.99%	1.00%	2.00%	2.38%	3.42%
Templeton Foreign VIP Fund -Class 2	321	9.951557	11.662974	3,560	3.43%	1.00%	2.00%	18.35%	19.55%
Templeton Global Bond VIP Fund -Class 2	156	10.475390	12.158749	1,822	0.00%	1.00%	2.00%	0.83%	1.86%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	255	24.762868	28.106688	7,569	1.71%	1.00%	1.80%	13.07%	13.99%
Janus Henderson VIT Enterprise Portfolio-Service Shares	151	34.658704	40.618012	6,624	0.09%	1.00%	2.00%	15.43%	16.60%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	30.565550	32.620995	148	0.79%	1.40%	1.70%	24.33%	24.70%
Janus Henderson VIT Overseas Portfolio-Service Shares	741	9.368672	10.980324	8,929	1.40%	1.00%	2.00%	8.38%	9.48%
Janus Henderson VIT Research Portfolio-Service Shares	113	33.231800	38.944970	4,540	0.06%	1.00%	2.00%	39.97%	41.39%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	71	27.562985	31.286366	2,141	0.00%	1.00%	1.80%	41.75%	42.90%
U.S. Real Estate Portfolio - Class I	67	33.588452	35.846919	2,410	2.26%	1.40%	1.70%	12.58%	12.92%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15	17.923572	18.374989	279	0.00%	1.40%	1.70%	15.96%	16.32%
Sustainable Equity Portfolio-Class S	148	15.225229	15.775914	2,301	0.08%	1.00%	1.75%	24.36%	25.31%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	149	16.558631	19.405437	2,963	5.68%	1.00%	2.00%	10.01%	11.13%
PIMCO Real Return Portfolio - Administrative Class	272	11.584008	13.575597	3,756	2.91%	1.00%	2.00%	1.60%	2.64%
PIMCO Total Return Portfolio - Administrative Class	733	11.988831	14.050047	10,109	3.52%	1.00%	2.00%	3.83%	4.88%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	18	18.811680	20.076410	369	0.26%	1.40%	1.70%	10.84%	11.18%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	156	12.279286	12.762530	1,956	1.31%	1.00%	1.75%	14.41%	15.28%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$6.135004	$6.907831	$586	3.86%	1.00%	1.80%	-15.34%	-14.66%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	140	22.274637	25.079484	4,417	0.71%	1.00%	1.80%	-4.36%	-3.58%
Invesco V.I. Capital Appreciation Fund-Series II Shares	286	20.863336	24.204267	6,969	0.00%	1.00%	2.00%	-32.34%	-31.65%
Invesco V.I. Comstock Fund-Series I Shares	245	24.066604	27.097752	6,328	1.49%	1.00%	2.00%	-0.89%	0.11%
Invesco V.I. Conservative Balanced Fund-Series II Shares	50	11.349898	12.690583	817	1.08%	1.00%	1.75%	-18.47%	-17.85%
Invesco V.I. Core Equity Fund-Series I Shares	20	21.615504	23.131993	463	0.89%	1.40%	1.80%	-21.97%	-21.66%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	390	11.277729	11.587971	4,480	0.00%	1.00%	2.00%	-32.51%	-31.82%
Invesco V.I. Diversified Dividend Fund-Series I Shares	16	22.822458	23.648650	386	1.83%	1.40%	1.70%	-3.35%	-3.05%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	9.408113	9.448103	798	1.42%	1.40%	1.65%	-9.23%	-9.00%
Invesco V.I. EQV International Equity Fund-Series II Shares	157	11.880609	13.284269	2,012	1.35%	1.00%	1.75%	-19.93%	-19.32%
Invesco V.I. Global Fund-Series II Shares	198	17.892158	20.145441	4,356	0.00%	1.00%	1.80%	-33.16%	-32.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	291	9.345157	10.842122	3,027	2.41%	1.00%	2.00%	-26.64%	-25.89%
Invesco V.I. Government Securities Fund-Series II Shares	38	11.057105	11.764707	441	1.97%	1.40%	1.70%	-12.09%	-11.83%
Invesco V.I. Health Care Fund-Series I Shares	22	37.079320	39.452450	878	0.00%	1.40%	1.70%	-14.79%	-14.53%
Invesco V.I. Main Street Fund®-Series II Shares	131	23.521450	26.299887	3,485	1.02%	1.00%	1.75%	-21.70%	-21.10%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	109	17.349543	20.128228	2,284	0.06%	1.00%	2.00%	-16.16%	-15.31%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	107	26.800618	30.175323	4,037	0.23%	1.00%	1.80%	-17.55%	-16.88%
Invesco V.I. Small Cap Equity Fund-Series I Shares	160	20.910032	24.258974	3,674	0.00%	1.00%	2.00%	-22.09%	-21.30%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	621	13.555151	15.725782	9,311	1.55%	1.00%	2.00%	-14.62%	-13.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	201	10.696709	11.960183	2,307	1.48%	1.00%	1.75%	-13.36%	-12.70%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,105	15.450579	17.275678	18,218	1.46%	1.00%	1.75%	-14.77%	-14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	332	11.879984	13.782348	4,360	1.62%	1.00%	2.00%	-14.29%	-13.41%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	105	17.531454	18.729844	1,911	0.00%	1.00%	1.75%	-29.37%	-28.83%
VP Large Company Value Fund-Class II	281	20.108331	23.328312	6,376	1.88%	1.00%	2.00%	-2.44%	-1.45%
VP Mid Cap Value Fund-Class II	158	28.486481	33.047751	5,135	2.07%	1.00%	2.00%	-3.35%	-2.37%
VP Ultra® Fund-Class II	6	34.933617	36.911558	232	0.00%	1.40%	1.70%	-33.61%	-33.41%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	22.024431	24.626360	320	0.43%	1.00%	1.75%	-15.78%	-15.14%
Technology Growth Portfolio-Initial Shares	14	34.286293	36.227969	500	0.00%	1.40%	1.70%	-47.30%	-47.14%
BNY Mellon Stock Index Fund, Inc. - Service Shares	764	25.864482	30.005911	25,554	1.03%	1.00%	2.00%	-20.15%	-19.34%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	47	26.160545	29.454179	1,477	0.30%	1.00%	1.80%	-24.45%	-23.83%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	35.767827	38.854406	667	0.38%	1.40%	1.80%	-19.72%	-19.40%
Government Money Market Portfolio	1,879	0.767354	0.913269	1,679	1.39%	1.00%	2.00%	-0.97%	0.27%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	79	20.693170	23.137323	1,737	0.63%	1.00%	1.75%	-20.48%	-19.88%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	309	17.832030	20.077463	5,936	1.19%	1.00%	1.80%	-21.57%	-20.93%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	33	10.829031	12.563596	380	1.02%	1.00%	2.00%	-29.94%	-29.23%
DWS Small Mid Cap Value VIP-Class B	19	18.090944	19.922564	355	0.43%	1.00%	1.75%	-17.60%	-16.98%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	64	21.874482	24.441700	1,516	1.33%	1.00%	1.80%	-6.46%	-5.70%
Franklin Mutual Shares VIP Fund -Class 2	86	15.703145	17.558168	1,443	1.75%	1.00%	1.75%	-9.05%	-8.35%
Franklin Small Cap Value VIP Fund -Class 2	43	33.462072	38.446837	1,557	0.92%	1.00%	2.00%	-11.86%	-10.96%
Franklin U.S. Government Securities VIP Fund -Class 2	108	9.200631	10.673826	1,082	2.44%	1.00%	2.00%	-11.55%	-10.65%
Templeton Foreign VIP Fund -Class 2	419	8.408643	9.755483	3,870	2.77%	1.00%	2.00%	-9.45%	-8.53%
Templeton Global Bond VIP Fund -Class 2	210	10.388929	11.936867	2,386	0.00%	1.00%	2.00%	-6.85%	-5.90%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	311	21.900829	24.657933	8,084	0.91%	1.00%	1.80%	-18.12%	-17.45%
Janus Henderson VIT Enterprise Portfolio-Service Shares	175	30.026410	34.834865	6,541	0.07%	1.00%	2.00%	-17.82%	-16.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	24.584756	26.158542	139	0.83%	1.40%	1.70%	-20.98%	-20.73%
Janus Henderson VIT Overseas Portfolio-Service Shares	874	8.644327	10.029309	9,468	1.52%	1.00%	2.00%	-10.66%	-9.75%
Janus Henderson VIT Research Portfolio-Service Shares	141	23.742768	27.544688	3,977	0.52%	1.00%	2.00%	-31.46%	-30.76%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	55	11.872810	13.275086	739	4.09%	1.00%	1.75%	-15.83%	-15.19%
Discovery Portfolio - Class I	83	19.444238	21.893355	1,741	0.00%	1.00%	1.80%	-63.63%	-63.33%
U.S. Real Estate Portfolio - Class I	71	29.836344	31.746040	2,236	1.18%	1.40%	1.70%	-28.29%	-28.07%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	15.456179	15.797472	300	0.00%	1.40%	1.70%	-30.04%	-29.82%
Sustainable Equity Portfolio-Class S	152	12.242791	12.589835	1,892	0.10%	1.00%	1.75%	-20.08%	-19.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	163	15.051856	17.461919	2,926	4.79%	1.00%	2.00%	-12.09%	-11.19%
PIMCO Real Return Portfolio - Administrative Class	318	11.401227	13.226732	4,249	6.99%	1.00%	2.00%	-13.67%	-12.79%
PIMCO Total Return Portfolio - Administrative Class	857	11.547049	13.395946	11,215	2.56%	1.00%	2.00%	-16.02%	-15.16%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	20	16.971507	18.057610	366	0.45%	1.40%	1.70%	-15.84%	-15.58%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	161	10.733087	11.071213	1,760	3.22%	1.00%	1.75%	-19.26%	-18.65%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$7.247053	$8.094073	$689	1.73%	1.00%	1.80%	8.86%	9.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	151	23.290671	26.011874	4,919	0.46%	1.00%	1.80%	25.65%	26.67%
Invesco V.I. Capital Appreciation Fund-Series II Shares	305	30.836560	35.413338	10,910	0.00%	1.00%	2.00%	19.84%	21.06%
Invesco V.I. Comstock Fund-Series I Shares	292	24.283788	27.066638	7,537	1.84%	1.00%	2.00%	30.70%	32.03%
Invesco V.I. Conservative Balanced Fund-Series II Shares	53	13.921038	15.447649	1,049	1.24%	1.00%	1.75%	8.37%	9.20%
Invesco V.I. Core Equity Fund-Series I Shares	20	27.703114	29.526635	603	0.65%	1.40%	1.80%	25.44%	25.95%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	428	16.709632	16.995878	7,232	0.00%	1.00%	2.00%	16.42%	17.60%
Invesco V.I. Diversified Dividend Fund-Series I Shares	17	23.612743	24.393330	416	2.14%	1.40%	1.70%	16.87%	17.23%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	10.365212	10.382945	876	3.27%	1.40%	1.65%	0.00%	0.00%
Invesco V.I. Global Fund-Series II Shares	209	26.768901	29.896553	6,907	0.00%	1.00%	1.80%	13.10%	14.02%
Invesco V.I. Global Real Estate Fund-Series II Shares	304	12.738438	14.629664	4,285	2.60%	1.00%	2.00%	22.94%	24.19%
Invesco V.I. Government Securities Fund-Series II Shares	29	12.578429	13.342786	377	1.96%	1.40%	1.70%	-4.09%	-3.80%
Invesco V.I. Health Care Fund-Series I Shares	22	43.513718	46.158106	1,029	0.21%	1.40%	1.70%	10.39%	10.73%
Invesco V.I. International Growth Fund-Series II Shares	166	14.837703	16.465113	2,645	1.11%	1.00%	1.75%	3.76%	4.55%
Invesco V.I. Main Street Fund®-Series II Shares	145	30.040932	33.335235	4,920	0.50%	1.00%	1.75%	25.01%	25.96%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	143	20.694113	23.766197	3,526	0.26%	1.00%	2.00%	20.41%	21.64%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	120	32.505902	36.303599	5,423	0.18%	1.00%	1.80%	20.06%	21.04%
Invesco V.I. Small Cap Equity Fund-Series I Shares	168	26.840311	30.824739	4,919	0.17%	1.00%	2.00%	17.99%	19.20%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	685	15.876998	18.233610	11,936	1.33%	1.00%	2.00%	8.57%	9.68%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	12.346064	13.699916	2,542	1.36%	1.00%	1.75%	0.49%	1.26%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,226	18.127648	20.115594	23,559	1.24%	1.00%	1.75%	12.87%	13.74%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	356	13.860016	15.917243	5,410	1.39%	1.00%	2.00%	4.34%	5.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	116	24.820804	26.316589	2,969	0.00%	1.00%	1.75%	9.21%	10.04%
VP Large Company Value Fund-Class II	312	20.611916	23.671515	7,201	1.27%	1.00%	2.00%	19.10%	20.31%
VP Mid Cap Value Fund-Class II	169	29.474824	33.849605	5,632	1.06%	1.00%	2.00%	20.56%	21.79%
VP Ultra® Fund-Class II	6	52.617961	55.428294	354	0.00%	1.40%	1.70%	20.90%	21.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	26.151473	29.019668	389	0.46%	1.00%	1.75%	23.36%	24.31%
Technology Growth Portfolio-Initial Shares	14	65.057933	68.533139	987	0.00%	1.40%	1.70%	11.01%	11.35%
BNY Mellon Stock Index Fund, Inc. - Service Shares	826	32.391693	37.199111	34,367	0.82%	1.00%	2.00%	25.56%	26.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	59	34.625219	38.669871	2,391	0.60%	1.00%	1.80%	24.40%	25.42%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	44.555706	48.204657	985	0.20%	1.40%	1.80%	24.49%	25.00%
Government Money Market Portfolio	1,369	0.774872	0.910845	1,234	0.01%	1.00%	2.00%	-2.53%	-1.10%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	88	26.023913	28.877506	2,435	0.37%	1.00%	1.75%	19.27%	20.18%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	326	22.735159	25.391387	7,957	0.62%	1.00%	1.80%	15.73%	16.67%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	37	15.456971	17.751720	608	0.34%	1.00%	2.00%	5.95%	7.03%
DWS Small Mid Cap Value VIP-Class B	18	21.956082	23.996019	424	0.94%	1.00%	1.75%	27.77%	28.74%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	71	23.384920	25.918622	1,766	2.76%	1.00%	1.80%	16.99%	17.94%
Franklin Mutual Shares VIP Fund -Class 2	95	17.265205	19.158702	1,762	3.02%	1.00%	1.75%	17.08%	17.98%
Franklin Small Cap Value VIP Fund -Class 2	53	37.964856	43.180373	2,173	1.10%	1.00%	2.00%	22.86%	24.11%
Franklin U.S. Government Securities VIP Fund -Class 2	123	10.402512	11.946443	1,386	2.46%	1.00%	2.00%	-3.79%	-2.81%
Templeton Foreign VIP Fund -Class 2	437	9.286352	10.665058	4,417	1.93%	1.00%	2.00%	2.08%	3.12%
Templeton Global Bond VIP Fund -Class 2	252	11.152596	12.685092	3,044	0.00%	1.00%	2.00%	-6.89%	-5.94%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	341	26.746223	29.870306	10,712	0.66%	1.00%	1.80%	14.81%	15.74%
Janus Henderson VIT Enterprise Portfolio-Service Shares	191	36.539533	41.963239	8,677	0.25%	1.00%	2.00%	14.21%	15.38%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	31.110194	33.001188	188	0.37%	1.40%	1.70%	15.79%	16.15%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,074	9.675465	11.112335	12,690	1.05%	1.00%	2.00%	11.02%	12.16%
Janus Henderson VIT Research Portfolio-Service Shares	133	34.641572	39.782908	5,426	0.02%	1.00%	2.00%	17.65%	18.85%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	53	14.105368	15.651992	842	3.93%	1.00%	1.75%	-2.07%	-1.32%
Discovery Portfolio - Class I	90	53.463860	59.710124	5,218	0.00%	1.00%	1.80%	-12.66%	-11.95%
U.S. Real Estate Portfolio - Class I	73	41.608871	44.137519	3,205	2.06%	1.40%	1.70%	37.43%	37.85%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	22.091585	22.510792	433	0.00%	1.40%	1.70%	10.81%	11.15%
Sustainable Equity Portfolio-Class S	188	15.317905	15.632908	2,912	0.17%	1.00%	1.75%	21.01%	21.93%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	185	17.121724	19.662878	3,724	4.48%	1.00%	2.00%	1.56%	2.60%
PIMCO Real Return Portfolio - Administrative Class	352	13.206413	15.166447	5,406	4.85%	1.00%	2.00%	3.50%	4.55%
PIMCO Total Return Portfolio - Administrative Class	909	13.749652	15.790315	14,085	1.81%	1.00%	2.00%	-3.24%	-2.25%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21	20.165782	21.391218	445	0.68%	1.40%	1.70%	21.70%	22.07%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177	13.293686	13.608700	2,391	1.14%	1.00%	1.75%	9.89%	10.72%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2021 (commencement of operations) to December 31, 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.657171	$7.375180	$665	1.35%	1.00%	1.80%	0.37%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	337	25.732408	29.253183	9,965	0.00%	1.00%	2.00%	33.51%	34.87%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	62	12.846007	14.146742	1,086	1.76%	1.00%	1.75%	12.58%	13.44%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares (*)	499	14.353343	14.451698	7,201	0.00%	1.00%	2.00%	0.00%	0.00%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	228	23.668833	26.220679	6,602	0.39%	1.00%	1.80%	25.04%	26.06%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	163	24.031575	26.464946	4,391	1.02%	1.00%	1.75%	11.70%	12.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	140	27.074059	29.992925	5,174	0.31%	1.00%	1.80%	17.48%	18.44%
Invesco V.I. American Value Fund-Series I Shares	162	18.536325	20.534871	4,220	0.76%	1.00%	1.80%	-0.70%	0.11%
Invesco V.I. Comstock Fund-Series I Shares	328	18.580453	20.500707	6,452	2.10%	1.00%	2.00%	-2.84%	-1.85%
Invesco V.I. Core Equity Fund-Series I Shares	23	22.084497	23.442820	535	1.22%	1.40%	1.80%	11.80%	12.25%
Invesco V.I. Diversified Dividend Fund-Series I Shares	19	20.203551	20.808037	385	3.01%	1.40%	1.70%	-1.57%	-1.26%
Invesco V.I. Global Real Estate Fund-Series II Shares	332	10.361820	11.780072	3,778	4.04%	1.00%	2.00%	-14.32%	-13.44%
Invesco V.I. Government Securities Fund-Series II Shares	35	13.115177	13.869853	482	2.34%	1.40%	1.70%	4.16%	4.48%
Invesco V.I. Health Care Fund-Series I Shares	24	39.418349	41.686721	982	0.30%	1.40%	1.70%	12.51%	12.85%
Invesco V.I. International Growth Fund-Series II Shares	164	14.300306	15.748524	2,497	1.93%	1.00%	1.75%	11.74%	12.60%
Invesco V.I. Managed Volatility Fund-Series II Shares	32	25.394544	26.492475	858	1.60%	1.40%	1.65%	-3.38%	-3.14%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	149	17.186587	19.538638	3,035	0.44%	1.00%	2.00%	6.76%	7.85%
Invesco V.I. Small Cap Equity Fund-Series I Shares	187	22.747101	25.860033	4,587	0.31%	1.00%	2.00%	24.69%	25.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	744	14.623161	16.624040	11,870	1.88%	1.00%	2.00%	6.93%	8.03%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	212	12.286102	13.530051	2,776	1.80%	1.00%	1.75%	4.62%	5.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,302	16.059974	17.686199	22,084	1.80%	1.00%	1.75%	8.08%	8.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382	13.283540	15.101097	5,530	1.98%	1.00%	2.00%	6.25%	7.34%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	129	22.727668	23.914648	3,013	0.00%	1.00%	1.75%	39.96%	41.03%
VP Large Company Value Fund-Class II	340	17.306458	19.674743	6,553	1.40%	1.00%	2.00%	0.43%	1.46%
VP Mid Cap Value Fund-Class II	186	24.448810	27.794143	5,091	1.45%	1.00%	2.00%	-0.92%	0.10%
VP Ultra® Fund-Class II	8	43.520333	45.705489	364	0.00%	1.40%	1.70%	47.00%	47.45%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	21.198620	23.345457	297	0.47%	1.00%	1.75%	5.95%	6.76%
Technology Growth Portfolio-Initial Shares	17	58.605844	61.548768	1,016	0.22%	1.40%	1.70%	67.03%	67.54%
BNY Mellon Stock Index Fund, Inc. - Service Shares	940	25.798724	29.328565	30,829	1.22%	1.00%	2.00%	15.35%	16.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	63	27.833184	30.833391	2,030	0.92%	1.00%	1.80%	21.62%	22.61%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	35.790210	38.564419	811	0.52%	1.40%	1.80%	21.15%	21.65%
Government Money Market Portfolio	1,582	0.794947	0.920951	1,445	0.23%	1.00%	2.00%	-2.23%	-0.87%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	100	21.818681	24.027790	2,310	0.45%	1.00%	1.75%	20.28%	21.20%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	362	19.644713	21.762676	7,582	0.65%	1.00%	1.80%	9.70%	10.60%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	38	14.589124	16.585756	590	1.69%	1.00%	2.00%	20.23%	21.46%
DWS Small Mid Cap Value VIP-Class B	19	17.184361	18.638793	341	0.93%	1.00%	1.75%	-3.90%	-3.16%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	80	19.989587	21.976460	1,689	1.94%	1.00%	1.80%	-6.19%	-5.42%
Franklin Mutual Shares VIP Fund -Class 2	110	14.746140	16.239438	1,726	2.42%	1.00%	1.75%	-6.71%	-6.00%
Franklin Small Cap Value VIP Fund -Class 2	59	30.900883	34.791159	1,961	7.11%	1.00%	2.00%	3.08%	4.13%
Franklin U.S. Government Securities VIP Fund -Class 2	141	10.812303	12.291586	1,653	3.79%	1.00%	2.00%	1.75%	2.79%
Templeton Foreign VIP Fund -Class 2	445	9.097561	10.342702	4,378	3.03%	1.00%	2.00%	-3.14%	-2.15%
Templeton Global Bond VIP Fund -Class 2	255	11.978331	13.486600	3,287	8.11%	1.00%	2.00%	-6.83%	-5.88%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	393	23.296923	25.807925	10,725	1.42%	1.00%	1.80%	11.97%	12.89%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	31.992671	36.370345	8,587	0.00%	1.00%	2.00%	16.79%	17.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	26.866736	28.413185	178	0.51%	1.40%	1.70%	17.72%	18.08%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,166	8.714845	9.907982	12,373	1.07%	1.00%	2.00%	13.70%	14.86%
Janus Henderson VIT Research Portfolio-Service Shares	164	29.445257	33.473829	5,625	0.21%	1.00%	2.00%	29.92%	31.25%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	57	14.403272	15.861427	920	3.00%	1.00%	1.75%	5.91%	6.72%
Discovery Portfolio - Class I	101	61.215085	67.813492	6,666	0.00%	1.00%	1.80%	147.76%	149.78%
U.S. Real Estate Portfolio - Class I	78	30.277009	32.019494	2,504	2.39%	1.40%	1.70%	-18.27%	-18.02%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	19.936912	20.253460	378	0.00%	1.40%	1.70%	37.33%	37.75%
Sustainable Equity Portfolio-Class S	218	12.658718	12.821190	2,781	0.35%	1.00%	1.75%	17.19%	18.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	193	16.858517	19.164984	3,809	4.65%	1.00%	2.00%	3.64%	4.70%
PIMCO Real Return Portfolio - Administrative Class	390	12.760161	14.505927	5,775	1.41%	1.00%	2.00%	9.48%	10.60%
PIMCO Total Return Portfolio - Administrative Class	973	14.210296	16.154415	15,489	2.10%	1.00%	2.00%	6.48%	7.57%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.570732	17.524305	377	0.82%	1.40%	1.70%	3.14%	3.46%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185	12.097813	12.290667	2,262	3.65%	1.00%	1.75%	9.96%	10.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.632893	$7.288727	$658	0.81%	1.00%	1.80%	14.69%	15.62%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	364	19.273789	21.689110	7,987	0.00%	1.00%	2.00%	33.13%	34.49%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	67	11.410793	12.470751	1,053	2.03%	1.00%	1.75%	15.16%	16.04%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	260	18.483316	20.799966	6,228	0.66%	1.00%	2.00%	28.83%	30.14%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	194	21.398407	23.513058	4,643	0.83%	1.00%	1.80%	29.37%	30.42%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	153	23.046378	25.324200	4,880	0.00%	1.00%	1.80%	23.86%	24.87%
Invesco V.I. American Value Fund-Series I Shares	171	18.667473	20.512495	4,515	0.72%	1.00%	1.80%	22.78%	23.78%
Invesco V.I. Comstock Fund-Series I Shares	343	19.123939	20.886455	6,896	1.95%	1.00%	2.00%	22.80%	24.05%
Invesco V.I. Core Equity Fund-Series I Shares	25	19.754390	20.884135	516	0.96%	1.40%	1.80%	26.64%	27.16%
Invesco V.I. Diversified Dividend Fund-Series I Shares	20	20.524815	21.074460	417	3.19%	1.40%	1.70%	22.97%	23.34%
Invesco V.I. Global Real Estate Fund-Series II Shares	374	12.093294	13.609067	4,908	3.52%	1.00%	2.00%	20.19%	21.42%
Invesco V.I. Government Securities Fund-Series II Shares	31	12.590804	13.274731	414	2.08%	1.40%	1.70%	3.95%	4.27%
Invesco V.I. Health Care Fund-Series I Shares	26	35.035584	36.938829	962	0.04%	1.40%	1.70%	30.25%	30.65%
Invesco V.I. International Growth Fund-Series II Shares	173	12.728265	13.986308	2,340	1.33%	1.00%	1.80%	25.93%	26.96%
Invesco V.I. Managed Volatility Fund-Series II Shares	36	26.283798	27.350496	991	1.13%	1.40%	1.65%	16.34%	16.64%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	153	16.099010	18.116735	2,908	0.20%	1.00%	2.00%	22.54%	23.79%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	276	19.470506	21.050776	5,666	0.00%	1.00%	2.00%	31.32%	32.66%
Invesco V.I. Small Cap Equity Fund-Series I Shares	207	18.242401	20.528892	4,038	0.00%	1.00%	2.00%	24.07%	25.33%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	792	13.675178	15.388895	11,732	1.92%	1.00%	2.00%	13.94%	12.04%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	11.743033	12.833759	2,387	1.93%	1.00%	1.75%	7.61%	8.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,471	14.860009	16.240393	23,008	1.75%	1.00%	1.75%	17.67%	18.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	413	12.501616	14.068249	5,576	2.05%	1.00%	2.00%	10.64%	11.77%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	151	16.238911	16.957235	2,507	0.00%	1.00%	1.75%	33.19%	34.21%
VP Large Company Value Fund-Class II	352	17.231953	19.391501	6,711	1.95%	1.00%	2.00%	24.76%	26.03%
VP Mid Cap Value Fund-Class II	216	24.675321	27.767358	5,927	1.98%	1.00%	2.00%	26.41%	27.70%
VP Ultra® Fund-Class II	8	29.605212	30.997049	252	0.00%	1.40%	1.70%	32.17%	32.58%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	20.007517	21.866285	294	0.37%	1.00%	1.75%	17.76%	18.66%
Technology Growth Portfolio-Initial Shares	16	35.086837	36.736656	579	0.00%	1.40%	1.70%	23.68%	24.05%
BNY Mellon Stock Index Fund, Inc. - Service Shares	1,020	22.365043	25.167570	28,683	1.49%	1.00%	2.00%	28.23%	29.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	78	22.885198	25.146736	2,064	1.17%	1.00%	1.80%	31.60%	32.67%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	26	29.541048	31.701478	815	0.95%	1.40%	1.80%	33.34%	33.88%
Government Money Market Portfolio	1,615	0.813059	0.929066	1,491	1.76%	1.00%	2.00%	-0.44%	0.69%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	108	18.139499	19.824402	2,062	1.71%	1.00%	1.75%	23.37%	24.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	385	17.907019	19.676881	7,321	1.60%	1.00%	1.80%	28.81%	29.86%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	19	12.494470	13.655388	258	1.24%	1.00%	1.75%	28.93%	29.91%
DWS Small Mid Cap Value VIP-Class B	21	17.881067	19.247040	390	0.37%	1.00%	1.75%	22.32%	21.09%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	96	21.307863	23.235793	2,174	1.67%	1.00%	1.80%	22.13%	23.12%
Franklin Mutual Shares VIP Fund -Class 2	125	15.806889	17.275260	2,085	1.88%	1.00%	1.75%	20.43%	21.35%
Franklin Small Cap Value VIP Fund -Class 2	57	29.977758	33.409872	1,837	1.10%	1.00%	2.00%	23.82%	25.09%
Franklin U.S. Government Securities VIP Fund -Class 2	119	10.626483	11.957968	1,372	2.80%	1.00%	2.00%	3.13%	4.18%
Templeton Foreign VIP Fund -Class 2	476	9.392476	10.569780	4,791	1.73%	1.00%	2.00%	10.28%	11.40%
Templeton Global Bond VIP Fund -Class 2	264	12.856526	14.328681	3,641	7.26%	1.00%	2.00%	-0.40%	0.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	421	20.806135	22.861970	10,234	1.61%	1.00%	1.80%	20.07%	21.05%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	27.392747	30.825587	7,587	0.05%	1.00%	2.00%	32.45%	33.81%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	22.822310	24.062394	149	0.85%	1.40%	1.70%	26.53%	26.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,230	7.665062	8.626162	11,433	1.83%	1.00%	2.00%	24.17%	25.44%
Janus Henderson VIT Research Portfolio-Service Shares	163	22.664525	25.504565	4,312	0.32%	1.00%	2.00%	29.67%	33.87%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	62	13.599800	14.862854	943	4.62%	1.00%	1.75%	8.94%	9.77%
Discovery Portfolio - Class I	111	24.707681	27.149768	2,944	0.00%	1.00%	1.80%	37.59%	38.71%
U.S. Real Estate Portfolio - Class I	83	36.395875	39.058030	3,219	1.97%	1.40%	1.80%	16.80%	17.27%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	14.517631	14.703206	285	0.00%	1.40%	1.70%	30.23%	30.63%
Sustainable Equity Portfolio-Class S (*)	240	10.802201	10.857724	2,597	0.53%	1.00%	1.75%	0.00%	0.00%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	206	16.267131	18.305330	3,912	5.06%	1.00%	2.00%	12.46%	13.60%
PIMCO Real Return Portfolio - Administrative Class	466	11.655430	13.115883	6,231	1.74%	1.00%	2.00%	6.28%	7.36%
PIMCO Total Return Portfolio - Administrative Class	1,007	13.345110	15.017217	14,985	3.02%	1.00%	2.00%	6.20%	7.29%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.066272	16.939051	369	0.56%	1.40%	1.70%	3.74%	4.06%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	182	11.001806	11.092294	2,014	1.65%	1.00%	1.75%	16.35%	17.24%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2019 (commencement of operations) to December 31, 2019.

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